Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

		Value
	Shares	(000)
Common Stocks (95.6%)
Automobiles (4.6%)
Tesla, Inc. (a)	52,963	$9,310

Biotechnology (1.0%)
Roivant Sciences Ltd. (a)	192,320	2,027

Broadline Retail (5.1%)
Amazon.com, Inc. (a)	29,480	5,318
MercadoLibre, Inc. (a)	3,393	5,130
		10,448
Capital Markets (1.9%)
Intercontinental Exchange, Inc.	27,539	3,785

Entertainment (4.3%)
ROBLOX Corp., Class A (a)	228,158	8,711

Financial Services (5.4%)
Adyen NV (Netherlands) (a)	5,868	9,912
Block, Inc., Class A (a)	12,657	1,070
		10,982
Ground Transportation (9.0%)
Uber Technologies, Inc. (a)	197,873	15,234
Union Pacific Corp.	12,431	3,057
		18,291
Health Care Technology (1.7%)
Veeva Systems, Inc., Class A (a)	14,618	3,387

Hotels, Restaurants & Leisure (13.9%)
Airbnb, Inc., Class A (a)	59,091	9,748
DoorDash, Inc., Class A (a)	135,532	18,665
		28,413
Information Technology Services (21.3%)
Cloudflare, Inc., Class A (a)	191,086	18,503
Shopify, Inc., Class A (Canada) (a)	174,141	13,438
Snowflake, Inc., Class A (a)	71,354	11,531
		43,472
Interactive Media & Services (2.0%)
Meta Platforms, Inc., Class A	2,092	1,016
ZoomInfo Technologies, Inc., Class A (a)	186,612	2,991
		4,007
Life Sciences Tools & Services (3.0%)
Danaher Corp.	12,154	3,035
Illumina, Inc. (a)	22,526	3,093
		6,128
Media (5.7%)
Trade Desk, Inc., Class A (a)	133,409	11,663

Pharmaceuticals (4.4%)
Royalty Pharma PLC, Class A	295,886	8,986

Software (8.5%)
Bill Holdings, Inc. (a)	49,980	3,435
Crowdstrike Holdings, Inc., Class A (a)	9,292	2,979
MicroStrategy, Inc., Class A (a)	4,508	7,684
Procore Technologies, Inc. (a)	38,535	3,166
		17,264
Specialized REITs (1.4%)
American Tower Corp. REIT	14,862	2,937

Specialty Retail (2.4%)
Chewy, Inc., Class A (a)	68,143	1,084
Floor & Decor Holdings, Inc., Class A (a)	29,644	3,843
		4,927
Total Common Stocks (Cost $144,406)		194,738

Investment Company (2.7%)
Grayscale Bitcoin Trust (a) (Cost $1,682)	87,659	5,538

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $3,408)	3,407,830	3,408
Total Investments Excluding Purchased Options (100.0%) (Cost $149,496)		203,684
Total Purchased Options Outstanding (0.2%) (Cost $878)		419
Total Investments (100.2%) (Cost $150,374) (c)(d)(e)(f)		204,103
Liabilities in Excess of Other Assets (–0.2%)		(362)
Net Assets (100.0%)		$203,741

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $9,912,000 and 4.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $62,535,000 and the aggregate gross unrealized depreciation is approximately $8,806,000, resulting in net unrealized appreciation of approximately $53,729,000.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report − March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	56,717,357	$56,717	$14	$240	$(226)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.68	Jan–25	51,817,605	51,818	182	196	(14)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	48,537,600	48,538	190	206	(16)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	57,077,746	57,078	33	236	(203)
							$419	$878	$(459)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.2%
Information Technology Services	21.3
Hotels, Restaurants & Leisure	13.9
Ground Transportation	9.0
Software	8.4
Media	5.7
Financial Services	5.4
Broadline Retail	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (93.8%)
Beverages (4.3%)
Coca-Cola Co.	528	$32
Constellation Brands, Inc., Class A	68	19
		51
Capital Markets (7.0%)
FactSet Research Systems, Inc.	28	13
Intercontinental Exchange, Inc.	374	51
Moody’s Corp.	48	19
		83
Commercial Services & Supplies (0.4%)
Veralto Corp.	54	5

Electronic Equipment, Instruments & Components (3.0%)
Amphenol Corp., Class A	52	6
CDW Corp.	116	30
		36
Financial Services (6.0%)
Jack Henry & Associates, Inc.	37	6
Visa, Inc., Class A	236	66
		72
Health Care Equipment & Supplies (7.9%)
Abbott Laboratories	261	30
Becton Dickinson & Co.	147	36
Hologic, Inc. (a)	120	9
Steris PLC	85	19
		94
Health Care Providers & Services (3.4%)
UnitedHealth Group, Inc.	81	40

Household Products (3.4%)
Procter & Gamble Co.	244	40

Information Technology Services (5.5%)
Accenture PLC, Class A	188	65

Insurance (5.4%)
Aon PLC, Class A	133	45
Arthur J Gallagher & Co.	81	20
		65
Interactive Media & Services (3.6%)
Alphabet, Inc., Class A (a)	286	43

Life Sciences Tools & Services (11.8%)
Danaher Corp.	117	29
IQVIA Holdings, Inc. (a)	168	43
Revvity, Inc.	242	25
Thermo Fisher Scientific, Inc.	76	44
		141
Machinery (3.2%)
Otis Worldwide Corp.	387	38

Pharmaceuticals (1.3%)
Zoetis, Inc.	97	16

Professional Services (8.1%)
Automatic Data Processing, Inc.	151	38
Broadridge Financial Solutions, Inc.	149	30
Equifax, Inc.	104	28
		96
Semiconductors & Semiconductor Equipment (3.6%)
Texas Instruments, Inc.	246	43

Software (14.1%)
Constellation Software, Inc. (Canada)	16	44
Microsoft Corp.	209	88
Roper Technologies, Inc.	64	36
		168
Tobacco (1.8%)
Philip Morris International, Inc.	245	22
Total Common Stocks (Cost $953)		1,118

No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	16	—

	Shares
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $24)	23,745	24
Total Investments (95.8%) (Cost $977) (c)(d)		1,142
Other Assets in Excess of Liabilities (4.2%)		50
Net Assets (100.0%)		$1,192

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $167,000 and the aggregate gross unrealized depreciation is approximately $2,000, resulting in net unrealized appreciation of approximately $165,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.4%
Software	14.7
Life Sciences Tools & Services	12.4
Professional Services	8.4
Health Care Equipment & Supplies	8.2
Capital Markets	7.3
Financial Services	6.3
Information Technology Services	5.7
Insurance	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (96.2%)
China (47.5%)
China Resources Mixc Lifestyle Services Ltd. (a)	455,800	$1,444
Full Truck Alliance Co. Ltd. ADR (b)	194,418	1,414
Greentown Service Group Co. Ltd. (a)	1,506,000	576
Haidilao International Holding Ltd. (a)	2,820,000	6,381
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	724,786	2,791
KE Holdings, Inc. ADR	371,965	5,107
Kuaishou Technology (a)(b)	485,200	3,054
Kweichow Moutai Co. Ltd., Class A	25,794	6,080
Meituan, Class B (a)(b)	523,920	6,467
PDD Holdings, Inc. ADR (b)	21,790	2,533
Qifu Technology, Inc. ADR	204,666	3,772
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	60,300	2,337
Shenzhou International Group Holdings Ltd. (a)	355,400	3,374
Tencent Holdings Ltd. (a)	144,200	5,617
Trip.com Group Ltd. ADR (b)	175,752	7,714
Wuliangye Yibin Co. Ltd., Class A	125,400	2,659
		61,320
Hong Kong (2.1%)
AIA Group Ltd.	398,500	2,680

India (26.1%)
Axis Bank Ltd.	376,774	4,749
HDFC Bank Ltd.	399,591	6,968
ICICI Bank Ltd. ADR	325,007	8,583
Indian Hotels Co. Ltd.	133,922	951
MakeMyTrip Ltd. (b)	31,263	2,221
Titan Co. Ltd.	116,517	5,326
Zomato Ltd. (b)	2,204,826	4,833
		33,631
Korea, Republic of (12.2%)
Coupang, Inc. (b)	397,794	7,077
KakaoBank Corp.	212,189	4,431
NAVER Corp.	29,928	4,158
		15,666
Singapore (3.6%)
Grab Holdings Ltd., Class A (b)	1,479,175	4,645

Taiwan (4.7%)
Silergy Corp.	120,000	1,228
Taiwan Semiconductor Manufacturing Co. Ltd.	204,000	4,887
		6,115
Total Common Stocks (Cost $111,797)		124,057

Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (c) (Cost $5,895)	5,895,271	5,895
Total Investments (100.8%) (Cost $117,692) (d)(e)(f)		129,952
Liabilities in Excess of Other Assets (–0.8%)		(971)
Net Assets (100.0%)		$128,981

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $80,991,000 and 62.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,054,000 and the aggregate gross unrealized depreciation is approximately $12,794,000, resulting in net unrealized appreciation of approximately $12,260,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.9%
Hotels, Restaurants & Leisure	21.9
Banks	19.1
Interactive Media & Services	9.9
Broadline Retail	7.4
Beverages	6.7
Textiles, Apparel & Luxury Goods	6.7
Real Estate Management & Development	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Counterpoint Global Portfolio

	Shares	Value (000)
Common Stocks (91.1%)
Argentina (0.0%)‡
Globant SA (a)	13	$3

Belgium (0.0%)‡
Argenx SE ADR (a)	4	2

Brazil (0.3%)
B3 SA - Brasil Bolsa Balcao	313	1
NU Holdings Ltd., Class A (a)	2,541	30
Vale SA	87	1
		32
Canada (2.9%)
Brookfield Corp.	191	8
Brookfield Infrastructure Partners LP	175	5
Cameco Corp.	3	—	@
Canada Goose Holdings, Inc. (a)	387	5
Canadian National Railway Co.	403	53
Canadian Pacific Kansas City Ltd.	142	13
Constellation Software, Inc.	4	11
FirstService Corp.	8	1
Lumine Group, Inc. (a)	56	2
Shopify, Inc., Class A (a)	2,752	212
Topicus.com, Inc.	122	11
		321
China (1.1%)
China Resources Mixc Lifestyle Services Ltd. (b)	400	1
Full Truck Alliance Co. Ltd. ADR (a)	221	2
Greentown Service Group Co. Ltd. (b)	2,000	1
Haidilao International Holding Ltd. (b)	3,000	7
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	700	3
KE Holdings, Inc. ADR	389	5
Kuaishou Technology (a)(b)	500	3
Meituan, Class B (a)(b)	3,520	43
PDD Holdings, Inc. ADR (a)	25	3
Qifu Technology, Inc. ADR	199	4
Shenzhou International Group Holdings Ltd. (b)	400	4
Tencent Holdings Ltd. (b)	200	8
Trip.com Group Ltd. ADR (a)	810	35
Wuliangye Yibin Co. Ltd., Class A	100	2
		121
Denmark (0.8%)
DSV AS	466	76
Novo Nordisk AS, Class B	70	9
		85
France (3.2%)
Accor SA	67	3
Airbus SE	223	41
Christian Dior SE	46	39
EssilorLuxottica SA	24	5
Eurofins Scientific SE	2,247	143
Hermes International	30	77
L’Oreal SA	18	9
LVMH Moet Hennessy Louis Vuitton SE	9	8
Pernod Ricard SA	9	1
Remy Cointreau SA	40	4
Safran SA	75	17
		347
Germany (0.4%)
Delivery Hero SE (a)	1,342	38

Hong Kong (0.1%)
AIA Group Ltd.	1,000	7

India (1.3%)
Axis Bank Ltd.	570	7
HDFC Bank Ltd. ADR	1,002	56
ICICI Bank Ltd. ADR	2,377	63
Indian Hotels Co. Ltd.	152	1
MakeMyTrip Ltd. (a)	36	2
Titan Co. Ltd.	260	12
Zomato Ltd. (a)	2,549	6
		147
Israel (2.6%)
Global-e Online Ltd. (a)	6,479	236
Oddity Tech Ltd., Class A (a)	126	5
Wix.com Ltd. (a)	285	39
		280
Italy (0.8%)
Brunello Cucinelli SpA	62	7
Davide Campari-Milano NV	523	5
Ferrari NV	3	2
Moncler SpA	981	73
		87
Japan (0.3%)
Sansan, Inc. (a)	2,900	33

Korea, Republic of (1.4%)
Coupang, Inc. (a)	7,086	126
KakaoBank Corp.	487	10
NAVER Corp.	93	13
		149
Netherlands (2.7%)
Adyen NV (a)	155	262
ASML Holding NV	26	25
ASML Holding NV (Registered)	12	12
Universal Music Group NV	45	1
		300
Poland (0.0%)‡
Allegro.eu SA (a)	346	3

Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	35,293	111
Sea Ltd. ADR (a)	1,064	57
		168
Sweden (0.1%)
Evolution AB	125	15
Vitrolife AB	48	1
		16
Switzerland (1.4%)
Cie Financiere Richemont SA, Class A (Registered)	31	5
On Holding AG, Class A (a)	3,548	126
Straumann Holding AG (Registered)	109	17
		148

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Counterpoint Global Portfolio

	Shares	Value (000)
Taiwan (0.0%)‡
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20	$3

United Kingdom (4.0%)
Babcock International Group PLC	18,843	124
Burford Capital Ltd.	1,549	24
Deliveroo PLC (a)	1,910	3
London Stock Exchange Group PLC	103	12
Rentokil Initial PLC	9,565	57
Rightmove PLC	1,006	7
Victoria PLC (a)	62,304	208
		435
United States (66.2%)
10X Genomics, Inc., Class A (a)	716	27
Adobe, Inc. (a)	54	27
Affirm Holdings, Inc. (a)	4,432	165
Agilon Health, Inc. (a)	39,947	244
Airbnb, Inc., Class A (a)	523	86
Alnylam Pharmaceuticals, Inc. (a)	3	—	@
Altimmune, Inc. (a)	283	3
Amazon.com, Inc. (a)	511	92
American Tower Corp. REIT	269	53
Appfolio, Inc., Class A (a)	1	—	@
Appian Corp., Class A (a)	2,625	105
Arbutus Biopharma Corp. (a)	94,550	244
ATAI Life Sciences NV (a)	852	2
Aurora Innovation, Inc. (a)	47,764	135
Axon Enterprise, Inc. (a)	1	—	@
Beam Therapeutics, Inc. (a)	67	2
Bill Holdings, Inc. (a)	1,517	104
Bio-Rad Laboratories, Inc., Class A (a)	70	24
Birkenstock Holding PLC (a)	710	34
Block, Inc., Class A (a)	280	24
Brown & Brown, Inc.	64	6
Cadence Design Systems, Inc. (a)	1	—	@
Cardlytics, Inc. (a)	10,562	153
Carvana Co. (a)	5,513	485
Cava Group, Inc. (a)	12	1
Celsius Holdings, Inc. (a)	13	1
Chewy, Inc., Class A (a)	34	1
Cloudflare, Inc., Class A (a)	10,670	1,033
Coinbase Global, Inc., Class A (a)	5	1
Confluent, Inc., Class A (a)	98	3
Copart, Inc. (a)	1	—	@
Cricut, Inc., Class A	15,418	73
Crowdstrike Holdings, Inc., Class A (a)	75	24
Danaher Corp.	164	41
Deckers Outdoor Corp. (a)	13	12
Dexcom, Inc. (a)	17	2
Dlocal Ltd. (a)	1,512	22
Dollar General Corp.	196	31
DoorDash, Inc., Class A (a)	1,596	220
Doximity, Inc., Class A (a)	1,022	28
Duolingo, Inc. (a)	9	2
Ecolab, Inc.	1	—	@
Endeavor Group Holdings, Inc., Class A	371	10
Fastenal Co.	1	—	@
Fastly, Inc., Class A (a)	7,577	98
Figs, Inc., Class A (a)	650	3
Floor & Decor Holdings, Inc., Class A (a)	1,074	139
Gartner, Inc. (a)	1	1
General Electric Co.	2	—	@
GH Research PLC (a)	145	2
Ginkgo Bioworks Holdings, Inc. (a)	7,412	9
Gitlab, Inc., Class A (a)	166	10
Guidewire Software, Inc. (a)	2	—	@
HCA Healthcare, Inc.	192	64
HEICO Corp., Class A	1	—	@
Home Depot, Inc.	1	—	@
HubSpot, Inc. (a)	105	66
Illumina, Inc. (a)	15	2
Inspire Medical Systems, Inc. (a)	9	2
Intellia Therapeutics, Inc. (a)	182	5
Interactive Brokers Group, Inc., Class A	407	46
Intercontinental Exchange, Inc.	456	63
Intuitive Surgical, Inc. (a)	1	—	@
IonQ, Inc. (a)	338	3
Joby Aviation, Inc. (a)	524	3
Klaviyo, Inc., Class A (a)	87	2
Linde PLC	3	1
Lithia Motors, Inc., Class A	209	63
Maplebear, Inc. (a)	784	29
Mastercard, Inc., Class A	52	25
MaxCyte, Inc. (a)	1,604	7
McCormick & Co., Inc.	4	—	@
McDonald’s Corp.	1	—	@
MercadoLibre, Inc. (a)	130	197
Meta Platforms, Inc., Class A	133	65
MicroStrategy, Inc., Class A (a)	319	544
Moderna, Inc. (a)	1	—	@
Mohawk Industries, Inc. (a)	125	16
MongoDB, Inc. (a)	25	9
MP Materials Corp. (a)	70	1
MSCI, Inc.	2	1
Netflix, Inc. (a)	1	1
Opendoor Technologies, Inc. (a)	1,034	3
Outset Medical, Inc. (a)	131	—	@
Peloton Interactive, Inc., Class A (a)	9,617	41
Penumbra, Inc. (a)	14	3
Pool Corp.	1	—	@
Privia Health Group, Inc. (a)	72	1
Procore Technologies, Inc. (a)	1,079	89
ProKidney Corp. (a)	1,851	3

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Counterpoint Global Portfolio

	Shares	Value (000)
United States (cont’d)
Recursion Pharmaceuticals, Inc., Class A (a)	115	$1
Redfin Corp. (a)	482	3
RH (a)	12	4
Rivian Automotive, Inc., Class A (a)	8	—	@
ROBLOX Corp., Class A (a)	4,156	159
Roivant Sciences Ltd. (a)	7,731	82
Rollins, Inc.	1	—	@
Royal Gold, Inc.	198	24
Royalty Pharma PLC, Class A	7,506	228
S&P Global, Inc.	26	11
Salesforce, Inc.	73	22
Samsara, Inc., Class A (a)	2,345	89
Schrodinger, Inc. (a)	50	1
Service Corp. International	1	—	@
ServiceNow, Inc. (a)	108	82
Sherwin-Williams Co.	1	—	@
SilverSun Technologies, Inc.	116	2
Snowflake, Inc., Class A (a)	556	90
Spotify Technology SA (a)	218	58
Standard BioTools, Inc. (a)	3,508	10
Starbucks Corp.	1	—	@
Tesla, Inc. (a)	2,579	453
Texas Pacific Land Corp.	48	28
TKO Group Holdings, Inc.	136	12
Toast, Inc., Class A (a)	2,625	65
Tractor Supply Co.	1	—	@
Trade Desk, Inc., Class A (a)	1,653	145
Tyler Technologies, Inc. (a)	1	—	@
Uber Technologies, Inc. (a)	1,813	140
Union Pacific Corp.	17	4
Veeva Systems, Inc., Class A (a)	10	2
Veralto Corp.	36	3
Viking Therapeutics, Inc. (a)	18	2
Visa, Inc., Class A	104	29
Walt Disney Co.	291	36
Waste Connections, Inc.	8	1
Watsco, Inc.	1	—	@
Wayfair, Inc., Class A (a)	600	41
XOMA Corp. (a)	10,863	261
Zoetis, Inc.	1	—	@
ZoomInfo Technologies, Inc., Class A (a)	93	2
Zscaler, Inc. (a)	34	7
		7,234
Total Common Stocks (Cost $7,177)		9,959

Preferred Stocks (0.4%)
United States (0.4%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $44; acquired 8/31/21)	594	42
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $1; acquired 9/15/23)	19	1
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $3; acquired 3/17/23)	123	3
Total Preferred Stocks (Cost $48)		46

Investment Company (2.3%)
United States (2.3%)
Grayscale Bitcoin Trust (a) (Cost $106)	3,934	248

	No. of Warrants
Warrants (0.0%)‡
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)	18	—

United States (0.0%)‡
Ginkgo Bioworks Holdings, Inc. expires 8/01/26 (a)	261	—	@
SomaLogic, Inc. expires 8/31/26 (a)	96	—
		—	@
Total Warrants (Cost $1)		—	@

	Shares
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e) (Cost $552)	551,594	$552
Total Investments Excluding Purchased Options (98.9%) (Cost $7,884)		10,805
Total Purchased Options Outstanding (0.1%) (Cost $26)		15
Total Investments (99.0%) (Cost $7,910) (f)(g)(h)(i)		10,820
Other Assets in Excess of Liabilities (1.0%)		110
Net Assets (100.0%)		$10,930

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
@	Value is less than $500.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2024 amounts to approximately $46,000 and represents 0.4% of net assets.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Counterpoint Global Portfolio

(d)	At March 31, 2024, the Fund held fair valued securities valued at approximately $46,000, representing 0.4% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The approximate fair value and percentage of net assets, $1,480,000 and 13.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(i)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,338,000 and the aggregate gross unrealized depreciation is approximately $428,000, resulting in net unrealized appreciation of approximately $2,910,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Counterpoint Global Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.57	May–24	1,505,000	$1,505	$1	$6	$(5)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.69	Jan–25	1,845,972	1,846	6	6	— @
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	1,744,664	1,745	7	8	(1)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	1,505,060	1,505	1	6	(5)
							$15	$26	$(11)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.9%
Information Technology Services	13.8
Software	13.1
Specialty Retail	6.8
Broadline Retail	6.1
Financial Services	5.6
Biotechnology	5.6
Investment Company	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Argentina (2.2%)
Globant SA (a)	3,771	$761

Brazil (5.6%)
B3 SA - Brasil Bolsa Balcao	142,008	340
NU Holdings Ltd., Class A (a)	138,347	1,650
		1,990
China (37.4%)
China Resources Mixc Lifestyle Services Ltd. (b)	126,200	400
Full Truck Alliance Co. Ltd. ADR (a)	53,806	391
Haidilao International Holding Ltd. (b)	550,000	1,245
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	133,700	515
KE Holdings, Inc. ADR	78,098	1,072
Kuaishou Technology (a)(b)	91,900	579
Kweichow Moutai Co. Ltd., Class A	6,289	1,482
Meituan, Class B (a)(b)	147,780	1,824
PDD Holdings, Inc. ADR (a)	6,030	701
Qifu Technology, Inc. ADR	36,140	666
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,500	407
Shenzhou International Group Holdings Ltd. (b)	73,200	695
Tencent Holdings Ltd. (b)	27,800	1,083
Trip.com Group Ltd. ADR (a)	38,321	1,682
Wuliangye Yibin Co. Ltd., Class A	24,300	515
		13,257
India (23.8%)
Axis Bank Ltd.	100,960	1,273
HDFC Bank Ltd.	98,866	1,724
ICICI Bank Ltd. ADR	81,412	2,150
Indian Hotels Co. Ltd.	37,064	263
MakeMyTrip Ltd. (a)	7,518	534
Titan Co. Ltd.	27,612	1,262
Zomato Ltd. (a)	570,614	1,251
		8,457
Korea, Republic of (11.2%)
Coupang, Inc. (a)	112,461	2,001
KakaoBank Corp.	42,386	885
NAVER Corp.	7,942	1,103
		3,989
Poland (1.3%)
Allegro.eu SA (a)	56,744	470

Singapore (3.4%)
Grab Holdings Ltd., Class A (a)	380,767	1,196

Taiwan (4.8%)
Silergy Corp.	33,000	338
Taiwan Semiconductor Manufacturing Co. Ltd.	57,000	1,365
		1,703
United States (7.8%)
MercadoLibre, Inc. (a)	1,833	2,771
Total Common Stocks (Cost $30,342)		34,594

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (c) (Cost $586)	586,362	586
Total Investments (99.1%) (Cost $30,928) (d)(e)(f)		35,180
Other Assets in Excess of Liabilities (0.9%)		316
Net Assets (100.0%)		$35,496

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $18,679,000 and 52.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,236,000 and the aggregate gross unrealized depreciation is approximately $1,984,000, resulting in net unrealized appreciation of approximately $4,252,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.9%
Banks	21.8
Hotels, Restaurants & Leisure	19.3
Broadline Retail	16.9
Interactive Media & Services	7.8
Beverages	5.7
Textiles, Apparel & Luxury Goods	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Brazil (7.5%)
Banco BTG Pactual SA (Units) (a)	13,862	$101
Itau Unibanco Holding SA (Preference)	12,241	84
Localiza Rent a Car SA	8,330	91
Raia Drogasil SA	18,297	100
Santos Brasil Participacoes SA	24,906	66
WEG SA	10,817	82
		524
Chile (0.7%)
SMU SA	266,509	46

India (28.9%)
Axis Bank Ltd.	2,435	31
Bajaj Auto Ltd.	1,300	143
Bajaj Finance Ltd.	1,024	89
Delhivery Ltd. (b)	7,787	42
HDFC Asset Management Co. Ltd.	847	38
HDFC Bank Ltd.	11,868	207
Hindalco Industries Ltd.	14,710	99
ICICI Bank Ltd.	14,170	187
Infosys Ltd.	4,928	89
Infosys Ltd. ADR	3,149	56
Larsen & Toubro Ltd.	1,915	87
Macrotech Developers Ltd.	6,752	92
Mahindra & Mahindra Ltd.	6,931	160
MakeMyTrip Ltd. (b)	952	68
Max Healthcare Institute Ltd.	9,017	89
Pidilite Industries Ltd.	1,858	67
Reliance Industries Ltd.	6,384	228
Star Health & Allied Insurance Co. Ltd. (b)	8,897	58
State Bank of India	17,247	156
United Breweries Ltd.	1,566	33
		2,019
Indonesia (5.2%)
Bank Central Asia Tbk. PT	132,600	84
Bank Mandiri Persero Tbk. PT	249,600	114
Bank Rakyat Indonesia Persero Tbk. PT	303,200	116
Cisarua Mountain Dairy Tbk. PT	169,700	52
		366
Korea, Republic of (13.6%)
DB Insurance Co. Ltd.	354	25
Hyundai Marine & Fire Insurance Co. Ltd.	980	22
Hyundai Motor Co.	192	35
KB Financial Group, Inc.	2,004	105
Kia Corp.	692	57
Korea Zinc Co. Ltd.	145	49
Samsung Electronics Co. Ltd.	7,281	438
SK Hynix, Inc.	1,642	218
		949
Malaysia (0.6%)
Frontken Corp. Bhd.	47,400	39

Mexico (7.0%)
Gruma SAB de CV, Class B	5,401	102
Grupo Financiero Banorte SAB de CV Series O	6,966	74
Qualitas Controladora SAB de CV	8,877	103
Regional SAB de CV	9,786	97
Wal-Mart de Mexico SAB de CV	28,306	114
		490
Poland (3.6%)
Allegro.eu SA (b)	8,122	67
Grupa Kety SA	635	121
Powszechny Zaklad Ubezpieczen SA	5,304	65
		253
Saudi Arabia (1.6%)
Bupa Arabia for Cooperative Insurance Co.	1,603	113

South Africa (4.1%)
Anglo American PLC	3,642	90
AVI Ltd.	14,619	70
Capitec Bank Holdings Ltd.	877	97
OUTsurance Group Ltd.	13,939	31
		288
Sweden (0.9%)
Medicover AB	4,953	64

Switzerland (1.2%)
SIG Group AG (b)	3,707	82

Taiwan (17.9%)
Advantech Co. Ltd.	3,000	38
Airtac International Group	1,000	35
Chailease Holding Co. Ltd.	14,220	76
CTBC Financial Holding Co. Ltd.	29,000	29
Delta Electronics, Inc.	3,000	32
E Ink Holdings, Inc.	4,000	29
Hon Hai Precision Industry Co. Ltd.	4,000	19
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	791
Unimicron Technology Corp.	15,000	89
United Microelectronics Corp.	72,000	117
		1,255
Thailand (2.0%)
Central Retail Corp. PCL	21,400	21
CP ALL PCL	13,400	20
Kasikornbank PCL	12,200	42
Tisco Financial Group PCL	21,100	57
		140
United Kingdom (2.2%)
Antofagasta PLC	4,708	121
Mondi PLC	1,815	32
		153
Total Common Stocks (Cost $5,345)		6,781

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (c) (Cost $166)	166,447	167
Total Investments (99.4%) (Cost $5,511) (d)(e)(f)		6,948
Other Assets in Excess of Liabilities (0.6%)		44
Net Assets (100.0%)		$6,992

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets ex China Portfolio

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $6,079,000 and 86.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,573,000 and the aggregate gross unrealized depreciation is approximately $136,000, resulting in net unrealized appreciation of approximately $1,437,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.1%
Banks	21.3
Semiconductors & Semiconductor Equipment	16.2
Metals & Mining	6.9
Tech Hardware, Storage & Peripherals	6.8
Insurance	6.0
Automobiles	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Argentina (4.3%)
Globant SA (a)	53,203	$10,742

Brazil (15.1%)
Localiza Rent a Car SA	883,986	9,637
NU Holdings Ltd., Class A (a)	1,732,332	20,667
Raia Drogasil SA	1,234,702	6,738
WEG SA	17,310	132
		37,174
China (6.0%)
Shenzhou International Group Holdings Ltd. (b)	1,562,600	14,834

India (43.5%)
Aarti Industries Ltd.	1,289,799	10,308
Aarti Pharmalabs Ltd.	256,024	1,335
Astral Ltd.	240,445	5,751
AU Small Finance Bank Ltd.	367,443	2,500
Avenue Supermarts Ltd. (a)	214,223	11,643
Bajaj Finance Ltd.	140,984	12,310
Cholamandalam Investment & Finance Co. Ltd.	7,537	105
GMR Airports Infrastructure Ltd. (a)	5,828,403	5,719
HDFC Bank Ltd.	140,384	2,448
ICICI Bank Ltd.	865,631	11,412
KEI Industries Ltd.	250,316	10,431
Laurus Labs Ltd.	26,130	123
Oberoi Realty Ltd.	148,661	2,639
Timken India Ltd.	77,789	2,674
Titan Co. Ltd.	151,060	6,905
Trent Ltd.	255,866	12,145
TVS Motor Co. Ltd.	343,386	8,888
		107,336
Korea, Republic of (3.9%)
SK Hynix, Inc.	72,994	9,670

Mexico (5.4%)
Becle SAB de CV	521,156	1,227
Fomento Economico Mexicano SAB de CV ADR	27,168	3,539
Gruma SAB de CV, Class B	68,573	1,287
Grupo Aeroportuario del Sureste SAB de CV ADR	3,928	1,252
Grupo Aeroportuario del Sureste SAB de CV, Class B	42,785	1,354
Grupo Financiero Banorte SAB de CV Series O	435,290	4,623
		13,282
Taiwan (12.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	730,000	17,488
Unimicron Technology Corp.	1,226,000	7,289
Voltronic Power Technology Corp.	131,334	6,774
		31,551
United States (7.5%)
MercadoLibre, Inc. (a)	12,182	18,419
Total Common Stocks (Cost $170,939)		243,008

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (c) (Cost $5,227)	5,227,063	5,227
Total Investments (100.6%) (Cost $176,166) (d)(e)(f)		248,235
Liabilities in Excess of Other Assets (–0.6%)		(1,374)
Net Assets (100.0%)		$246,861

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $171,882,000 and 69.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $73,423,000 and the aggregate gross unrealized depreciation is approximately $1,354,000, resulting in net unrealized appreciation of approximately $72,069,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.6%
Banks	16.8
Semiconductors & Semiconductor Equipment	11.0
Textiles, Apparel & Luxury Goods	8.8
Broadline Retail	7.4
Consumer Staples Distribution & Retail	7.4
Electrical Equipment	7.0
Consumer Finance	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Brazil (6.8%)
Banco BTG Pactual SA (Units) (a)	653,574	$4,747
Itau Unibanco Holding SA (Preference)	747,566	5,163
Localiza Rent a Car SA	610,985	6,661
NU Holdings Ltd., Class A (b)	277,147	3,306
Petroleo Brasileiro SA (Preference)	529,064	3,941
Raia Drogasil SA	977,744	5,336
WEG SA	735,712	5,604
		34,758
China (20.7%)
Alibaba Group Holding Ltd. (c)	1,087,600	9,835
Baidu, Inc. ADR (b)	15,508	1,633
BYD Co. Ltd., H Shares (c)(d)	237,500	6,081
China Construction Bank Corp., H Shares (c)	14,599,120	8,810
China Mengniu Dairy Co. Ltd. (b)(c)	1,332,000	2,867
China Merchants Bank Co. Ltd., H Shares (c)	1,344,500	5,329
China Resources Beer Holdings Co. Ltd. (c)	562,000	2,595
China Tourism Group Duty Free Corp. Ltd. (c)(d)	117,600	1,174
JD.com, Inc., Class A (c)	95,373	1,308
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	461,259	2,952
KE Holdings, Inc. ADR	79,198	1,087
Kweichow Moutai Co. Ltd., Class A	19,149	4,514
Li Auto, Inc., Class A (b)(c)	69,800	1,060
Li Ning Co. Ltd. (c)	498,500	1,330
Meituan, Class B (b)(c)	174,490	2,154
NARI Technology Co. Ltd., Class A	904,400	3,019
NetEase, Inc. (c)	175,600	3,639
Ping An Insurance Group Co. of China Ltd., Class H (c)	437,500	1,858
Postal Savings Bank of China Co. Ltd. (c)	7,928,000	4,150
Proya Cosmetics Co. Ltd., Class A	184,528	2,384
Shenzhen Inovance Technology Co. Ltd., Class A	389,000	3,243
Shenzhou International Group Holdings Ltd. (c)	609,700	5,788
Sungrow Power Supply Co. Ltd., Class A	233,595	3,338
Tencent Holdings Ltd. (c)	483,200	18,821
Trip.com Group Ltd. ADR (b)	100,009	4,389
Yum China Holdings, Inc.	51,151	2,035
		105,393
Hong Kong (0.6%)
AIA Group Ltd.	457,000	3,074

India (23.2%)
Axis Bank Ltd.	277,288	3,495
Bajaj Auto Ltd.	67,226	7,396
Bajaj Finance Ltd.	55,384	4,836
Delhivery Ltd. (b)	578,630	3,108
HDFC Asset Management Co. Ltd.	96,073	4,333
HDFC Bank Ltd.	434,966	7,585
Hindalco Industries Ltd.	635,354	4,290
Hitachi Energy India Ltd.	33,736	2,826
ICICI Bank Ltd.	957,298	12,621
Infosys Ltd.	343,465	6,185
Infosys Ltd. ADR	125,760	2,255
Larsen & Toubro Ltd.	127,627	5,772
Macrotech Developers Ltd.	311,154	4,252
Mahindra & Mahindra Ltd.	448,176	10,353
MakeMyTrip Ltd. (b)	39,808	2,828
Max Healthcare Institute Ltd.	418,214	4,125
Pidilite Industries Ltd.	120,043	4,342
Reliance Industries Ltd.	365,990	13,087
Star Health & Allied Insurance Co. Ltd. (b)	414,719	2,712
State Bank of India	974,483	8,825
United Breweries Ltd.	139,408	2,905
		118,131
Indonesia (3.9%)
Bank Central Asia Tbk. PT	8,351,800	5,311
Bank Mandiri Persero Tbk. PT	13,250,400	6,029
Bank Rakyat Indonesia Persero Tbk. PT	14,525,900	5,555
Cisarua Mountain Dairy Tbk. PT	8,862,100	2,738
		19,633
Korea, Republic of (10.7%)
DB Insurance Co. Ltd.	27,288	1,952
Hyundai Marine & Fire Insurance Co. Ltd.	75,680	1,733
Hyundai Motor Co.	13,227	2,327
KB Financial Group, Inc.	74,619	3,899
Kia Corp.	45,397	3,773
Korea Zinc Co. Ltd.	8,379	2,828
Samsung Electronics Co. Ltd.	428,664	25,762
SK Hynix, Inc.	90,738	12,021
		54,295
Mexico (5.6%)
Gruma SAB de CV, Class B	432,846	8,126
Grupo Financiero Banorte SAB de CV Series O	615,194	6,534
Qualitas Controladora SAB de CV	582,156	6,764
Wal-Mart de Mexico SAB de CV	1,709,929	6,905
		28,329
Poland (1.9%)
Allegro.eu SA (b)	603,399	4,997
Powszechny Zaklad Ubezpieczen SA	401,706	4,906
		9,903
Saudi Arabia (1.8%)
Alinma Bank	426,803	4,987
Bupa Arabia for Cooperative Insurance Co.	62,958	4,431
		9,418
South Africa (4.1%)
Anglo American PLC	321,200	7,909
AVI Ltd.	719,319	3,469
Bidvest Group Ltd. (d)	341,975	4,383
Capitec Bank Holdings Ltd.	48,153	5,326
		21,087
Taiwan (15.6%)
Advantech Co. Ltd.	210,000	2,672
Airtac International Group	94,448	3,274
Chailease Holding Co. Ltd.	939,480	5,034
CTBC Financial Holding Co. Ltd.	1,270,000	1,285
Delta Electronics, Inc.	142,000	1,520
E Ink Holdings, Inc.	360,000	2,555

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Shares	Value (000)
Taiwan (cont’d)
Hon Hai Precision Industry Co. Ltd.	270,000	$1,297
Taiwan Semiconductor Manufacturing Co. Ltd.	1,917,205	45,929
Unimicron Technology Corp.	898,000	5,339
United Microelectronics Corp.	3,978,000	6,461
Voltronic Power Technology Corp.	37,000	1,908
Wiwynn Corp.	34,000	2,328
		79,602
Thailand (1.7%)
Central Retail Corp. PCL	1,107,900	1,094
CP ALL PCL	691,400	1,034
Kasikornbank PCL	945,200	3,216
Tisco Financial Group PCL	1,309,300	3,563
		8,907
United Arab Emirates (0.5%)
Americana Restaurants International PLC	2,739,746	2,477

United Kingdom (1.2%)
Antofagasta PLC	242,758	6,235
Total Common Stocks (Cost $392,047)		501,242

Short-Term Investments (3.3%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (e) (Cost $15,757)	15,756,533	15,757
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (e) (Cost $914)	913,820	914
Total Short-Term Investments (Cost $16,671)		16,671
Total Investments (101.6%) (Cost $408,718) Including $10,487 of Securities Loaned (f)(g)(h)		517,913
Liabilities in Excess of Other Assets (–1.6%)		(7,955)
Net Assets (100.0%)		$509,958

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $10,487,000 and $10,994,000 respectively. The Fund received cash collateral of approximately $914,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $10,080,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $450,960,000 and 88.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $137,269,000 and the aggregate gross unrealized depreciation is approximately $28,074,000, resulting in net unrealized appreciation of approximately $109,195,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	49.9%
Banks	20.3
Semiconductors & Semiconductor Equipment	12.5
Automobiles	6.0
Tech Hardware, Storage & Peripherals	6.0
Insurance	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
China (5.4%)
NetEase, Inc. ADR	73,553	$7,611
Tencent Holdings Ltd. ADR	19,063	744
		8,355
France (2.7%)
LVMH Moet Hennessy Louis Vuitton SE ADR	23,315	4,221

Ireland (7.7%)
CRH PLC ADR	137,518	11,862

Italy (6.1%)
Ferrari NV	21,417	9,336

Japan (5.2%)
Mitsui & Co. Ltd. ADR	8,432	7,909

Taiwan (5.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	56,545	7,693

United States (65.6%)
Ameriprise Financial, Inc.	17,546	7,693
Costco Wholesale Corp.	11,395	8,348
Danaher Corp.	5,288	1,321
JPMorgan Chase & Co.	38,445	7,701
LPL Financial Holdings, Inc.	28,607	7,558
Mastercard, Inc., Class A	18,463	8,891
Microsoft Corp.	35,034	14,740
Netflix, Inc. (a)	9,533	5,790
NextEra Energy, Inc.	30,701	1,962
NVIDIA Corp.	15,105	13,648
Progressive Corp.	45,999	9,514
United Rentals, Inc.	10,867	7,836
Waste Management, Inc.	26,692	5,689
		100,691
Total Common Stocks (Cost $105,040)		150,067

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $3,939)	3,939,334	3,939
Total Investments (100.3%) (Cost $108,979) (c)(d)		154,006
Liabilities in Excess of Other Assets (–0.3%)		(502)
Net Assets (100.0%)		$153,504

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $45,099,000 and the aggregate gross unrealized depreciation is approximately $72,000, resulting in net unrealized appreciation of approximately $45,027,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Semiconductors & Semiconductor Equipment	13.9%
Other*	11.6
Trading Companies & Distributors	10.2
Capital Markets	9.9
Software	9.6
Entertainment	8.6
Construction Materials	7.7
Insurance	6.2
Automobiles	6.1
Financial Services	5.8
Consumer Staples Distribution & Retail	5.4
Banks	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
China (4.2%)
NetEase, Inc. ADR	7,634	$790
Tencent Holdings Ltd. ADR	11,224	438
		1,228
France (2.2%)
LVMH Moet Hennessy Louis Vuitton SE	693	624

India (0.8%)
HDFC Bank Ltd. ADR	3,991	223

Ireland (8.5%)
CRH PLC ADR	24,059	2,075
Ryanair Holdings PLC ADR	2,710	395
		2,470
Italy (6.1%)
Ferrari NV	4,019	1,752

Japan (4.1%)
Mitsui & Co. Ltd. ADR	878	824
Nippon Telegraph & Telephone Corp. ADR	12,209	364
		1,188
Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,640	1,039

United Kingdom (0.4%)
Experian PLC ADR	2,945	128

United States (69.4%)
Alphabet, Inc., Class A (a)	5,608	846
Amazon.com, Inc. (a)	6,509	1,174
Ameriprise Financial, Inc.	3,010	1,320
Apple, Inc.	7,420	1,272
Applied Materials, Inc.	1,168	241
Brown & Brown, Inc.	6,152	539
Chevron Corp.	2,152	339
Danaher Corp.	1,569	392
Eli Lilly & Co.	119	93
Fortune Brands Innovations, Inc.	6,213	526
Jack Henry & Associates, Inc.	2,762	480
JPMorgan Chase & Co.	7,351	1,472
Lam Research Corp.	94	91
Lennar Corp., Class A	1,220	210
Linde PLC	1,185	550
LPL Financial Holdings, Inc.	1,420	375
Lululemon Athletica, Inc. (a)	1,202	470
Masterbrand, Inc. (a)	3,869	72
Mastercard, Inc., Class A	1,808	871
McDonald’s Corp.	1,063	300
MGM Resorts International (a)	2,449	116
Microsoft Corp.	5,608	2,359
Netflix, Inc. (a)	673	409
NextEra Energy, Inc.	4,732	302
Nucor Corp.	845	167
NVIDIA Corp.	1,441	1,302
Progressive Corp.	3,888	804
Target Corp.	1,281	227
TJX Cos., Inc.	9,637	977
Tyler Technologies, Inc. (a)	178	76
United Rentals, Inc.	1,197	863
Valero Energy Corp.	3,756	641
Veeva Systems, Inc., Class A (a)	470	109
Waste Management, Inc.	392	84
		20,069
Total Common Stocks (Cost $17,972)		28,721

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $299)	299,012	299
Total Investments (100.3%) (Cost $18,271) (c)(d)(e)		29,020
Liabilities in Excess of Other Assets (–0.3%)		(85)
Net Assets (100.0%)		$28,935

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $624,000 and 2.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,752,000 and the aggregate gross unrealized depreciation is approximately $3,000, resulting in net unrealized appreciation of approximately $10,749,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	51.8%
Semiconductors & Semiconductor Equipment	9.2
Software	8.4
Construction Materials	7.1
Automobiles	6.0
Banks	5.9
Capital Markets	5.8
Trading Companies & Distributors	5.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (100.0%)
France (5.0%)
Eurofins Scientific SE	34,543	$2,200

Germany (2.4%)
Delivery Hero SE (a)	37,679	1,077

Israel (7.4%)
Global-e Online Ltd. (a)	58,565	2,129
Wix.com Ltd. (a)	8,323	1,144
		3,273
Japan (2.6%)
Sansan, Inc. (a)	97,800	1,124

Korea, Republic of (1.5%)
Coupang, Inc. (a)	37,572	668

Netherlands (2.5%)
Adyen NV (a)	654	1,105

Singapore (2.4%)
Sea Ltd. ADR (a)	19,520	1,049

United Kingdom (14.5%)
Babcock International Group PLC	341,080	2,239
Burford Capital Ltd.	43,200	677
Victoria PLC (a)(b)	1,040,282	3,475
		6,391
United States (61.7%)
Appian Corp., Class A (a)	77,908	3,112
Arbutus Biopharma Corp. (a)	194,827	503
Bill Holdings, Inc. (a)	22,832	1,569
Bio-Rad Laboratories, Inc., Class A (a)	1,959	678
Carvana Co. (a)	20,440	1,797
Cricut, Inc., Class A	397,582	1,893
Fastly, Inc., Class A (a)	153,828	1,995
Floor & Decor Holdings, Inc., Class A (a)	17,278	2,240
HCA Healthcare, Inc.	5,389	1,797
HubSpot, Inc. (a)	2,945	1,845
Interactive Brokers Group, Inc., Class A	10,890	1,217
Lithia Motors, Inc., Class A	6,165	1,855
Mohawk Industries, Inc. (a)	3,509	459
ROBLOX Corp., Class A (a)	35,265	1,346
Roivant Sciences Ltd. (a)	59,758	630
Royalty Pharma PLC, Class A	54,437	1,653
Toast, Inc., Class A (a)	68,312	1,702
Wayfair, Inc., Class A (a)	14,134	959
		27,250
Total Common Stocks (Cost $46,382)		44,137

Short-Term Investments (2.5%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (c) (Cost $835)	835,018	835

Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (c) (Cost $232)	232,368	232

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $18; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $18)	$18	18
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $9; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $9)	9	9
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $32; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $33)	32	32
		59
Total Securities held as Collateral on Loaned Securities (Cost $291)		291
Total Short-Term Investments (Cost $1,126)		1,126
Total Investments (102.5%) (Cost $47,508) Including $2,733 of Securities Loaned (d)(e)(f)		45,263
Liabilities in Excess of Other Assets (–2.5%)		(1,117)
Net Assets (100.0%)		$44,146

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $2,733,000 and $2,583,000 respectively. The Fund received cash collateral of approximately $291,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,292,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $11,897,000 and 26.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Endurance Portfolio

(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,050,000 and the aggregate gross unrealized depreciation is approximately $9,295,000, resulting in net unrealized depreciation of approximately $2,245,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	17.2%
Software	17.0
Specialty Retail	15.2
Household Durables	13.0
Financial Services	7.7
Information Technology Services	7.0
Life Sciences Tools & Services	6.4
Broadline Retail	6.2
Entertainment	5.3
Aerospace & Defense	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Portfolio of Investments

Global Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (6.1%)
Charter Hall Group REIT	4,779	$43
Goodman Group REIT	6,571	145
National Storage REIT	21,892	34
Stockland REIT	14,024	44
		266
Canada (3.7%)
Boardwalk REIT	1,471	85
Chartwell Retirement Residences (Units) (a)	8,129	74
		159
France (1.9%)
Carmila SA REIT (b)	1,772	31
Unibail-Rodamco-Westfield REIT (b)	663	53
		84
Germany (2.5%)
Vonovia SE	3,657	108

Hong Kong (1.0%)
Link REIT	10,580	45

Japan (10.0%)
Comforia Residential, Inc. REIT	17	37
Invincible Investment Corp. REIT	188	84
Mitsui Fudosan Co. Ltd.	13,500	146
Mitsui Fudosan Logistics Park, Inc. REIT	14	42
Nippon Building Fund, Inc. REIT	10	40
Sumitomo Realty & Development Co. Ltd.	2,300	86
		435
Netherlands (1.5%)
CTP NV	3,572	64

Singapore (0.9%)
Mapletree Industrial Trust REIT	23,100	40

Spain (0.8%)
Merlin Properties Socimi SA REIT	3,240	35

Sweden (1.4%)
Castellum AB (b)	2,974	39
Pandox AB	1,377	23
		62
United Kingdom (3.8%)
Hammerson PLC REIT	93,395	35
Segro PLC REIT	8,398	96
UNITE Group PLC REIT	2,585	32
		163
United States (64.5%)
Alexandria Real Estate Equities, Inc. REIT	503	65
American Homes 4 Rent, Class A REIT	2,903	107
American Tower Corp. REIT	1,312	259
AvalonBay Communities, Inc. REIT	806	150
CareTrust REIT, Inc.	2,611	64
Digital Realty Trust, Inc. REIT	1,077	155
EastGroup Properties, Inc. REIT	594	107
Equinix, Inc. REIT	333	275
Essential Properties Realty Trust, Inc. REIT	4,963	132
Federal Realty Investment Trust REIT	813	83
Hilton Worldwide Holdings, Inc.	200	43
Iron Mountain, Inc. REIT	1,186	95
Lamar Advertising Co., Class A REIT	724	86
Mid-America Apartment Communities, Inc. REIT	642	84
PotlatchDeltic Corp. REIT	455	21
Prologis, Inc. REIT	983	128
Public Storage REIT	516	150
Rexford Industrial Realty, Inc. REIT	2,067	104
Ryman Hospitality Properties, Inc. REIT	445	51
Simon Property Group, Inc. REIT	954	149
Sun Communities, Inc. REIT	628	81
Urban Edge Properties REIT	2,521	44
VICI Properties, Inc. REIT	2,992	89
Welltower, Inc. REIT	2,951	276
		2,798
Total Common Stocks (Cost $3,858)		4,259

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.16% (c) (Cost $12)	11,912	12
Total Investments (98.4%) (Cost $3,870) (d)(e)(f)		4,271
Other Assets in Excess of Liabilities (1.6%)		70
Net Assets (100.0%)		$4,341

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $1,302,000 and 30.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $450,000 and the aggregate gross unrealized depreciation is approximately $49,000, resulting in net unrealized appreciation of approximately $401,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Residential	16.0%
Diversified	13.7
Other*	13.2
Industrial	12.6
Retail	12.3
Data Centers	10.1
Health Care	9.7
Specialty	6.3
Telecommunications REITs	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
France (5.7%)
L’Oreal SA	120,186	$56,917
LVMH Moet Hennessy Louis Vuitton SE	51,333	46,189
Pernod Ricard SA	403,744	65,360
		168,466
Germany (6.8%)
SAP SE	1,045,446	203,568

Italy (0.3%)
Davide Campari-Milano NV	787,764	7,917

Netherlands (2.8%)
Heineken NV	628,635	60,605
Universal Music Group NV	773,467	23,243
		83,848
United Kingdom (9.5%)
Experian PLC	1,206,842	52,586
Haleon PLC	5,068,125	21,239
Reckitt Benckiser Group PLC	1,731,558	98,707
RELX PLC (Euronext NV)	535,803	23,209
RELX PLC (LSE)	2,056,528	88,689
		284,430
United States (73.7%)
Abbott Laboratories	867,302	98,578
Accenture PLC, Class A	479,629	166,244
Aon PLC, Class A	297,413	99,253
Arthur J Gallagher & Co.	230,137	57,543
Automatic Data Processing, Inc.	314,934	78,652
Becton Dickinson & Co.	419,640	103,840
Broadridge Financial Solutions, Inc.	210,185	43,058
CDW Corp.	255,727	65,410
Coca-Cola Co.	1,410,372	86,287
Constellation Brands, Inc., Class A	135,031	36,696
Danaher Corp.	307,928	76,896
Equifax, Inc.	242,055	64,755
FactSet Research Systems, Inc.	40,511	18,408
Hologic, Inc. (a)	172,026	13,411
Intercontinental Exchange, Inc.	939,455	129,109
Jack Henry & Associates, Inc.	85,758	14,899
Microsoft Corp.	578,910	243,559
Moody’s Corp.	108,576	42,674
Otis Worldwide Corp.	536,600	53,268
Philip Morris International, Inc.	888,152	81,372
Procter & Gamble Co.	475,927	77,219
Roper Technologies, Inc.	139,820	78,417
Steris PLC	170,616	38,358
Thermo Fisher Scientific, Inc.	182,792	106,240
UnitedHealth Group, Inc.	214,923	106,322
Veralto Corp.	149,509	13,255
Visa, Inc., Class A	615,994	171,912
Zoetis, Inc.	150,169	25,410
		2,191,045
Total Common Stocks (Cost $1,877,075)		2,939,274

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $49,584)	49,583,707	49,584
Total Investments (100.5%) (Cost $1,926,659) (c)(d)(e)		2,988,858
Liabilities in Excess of Other Assets (–0.5%)		(15,340)
Net Assets (100.0%)		$2,973,518

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $24,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $748,229,000 and 25.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,092,483,000 and the aggregate gross unrealized depreciation is approximately $30,284,000, resulting in net unrealized appreciation of approximately $1,062,199,000.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	18.2%
Software	17.5
Professional Services	11.7
Beverages	8.6
Health Care Equipment & Supplies	8.5
Capital Markets	6.3
Financial Services	6.3
Life Sciences Tools & Services	6.2
Household Products	5.9
Information Technology Services	5.6
Insurance	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (99.9%)
Australia (2.1%)
Transurban Group (Units) (a)	612,216	$5,311

Brazil (0.0%)‡
Rumo SA	26,696	118

Canada (22.2%)
Canadian National Railway Co. (b)	2,872	379
Enbridge, Inc.	350,998	12,684
Fortis, Inc.	104,305	4,121
GFL Environmental, Inc.	472,107	16,288
Keyera Corp.	133,560	3,440
Pembina Pipeline Corp.	264,288	9,328
TC Energy Corp. (b)	237,816	9,558
		55,798
China (0.4%)
China Resources Gas Group Ltd. (c)	283,100	903

France (4.3%)
Aeroports de Paris	4,010	550
Getlink SE	88,352	1,504
Vinci SA	68,523	8,794
		10,848
Hong Kong (0.7%)
Power Assets Holdings Ltd.	295,000	1,728

Italy (3.1%)
Infrastrutture Wireless Italiane SpA	281,040	3,190
Snam SpA	445,637	2,104
Terna — Rete Elettrica Nazionale	316,866	2,619
		7,913
Japan (0.9%)
Central Japan Railway Co.	85,900	2,133

Mexico (2.8%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	371,395	6,052
Grupo Aeroportuario del Sureste SAB de CV, Class B	29,679	939
		6,991
New Zealand (0.4%)
Auckland International Airport Ltd.	194,979	973

Spain (7.7%)
Aena SME SA	25,676	5,057
Cellnex Telecom SA (d)	185,402	6,559
Ferrovial SE	135,333	5,358
Iberdrola SA	188,181	2,337
		19,311
Switzerland (0.7%)
Flughafen Zurich AG (Registered)	8,085	1,836

United Kingdom (6.8%)
National Grid PLC	875,211	11,793
Pennon Group PLC	130,428	1,065
Severn Trent PLC	91,082	2,842
United Utilities Group PLC	108,749	1,413
		17,113
United States (47.8%)
American Electric Power Co., Inc.	23,551	2,028
American Tower Corp. REIT	84,330	16,663
American Water Works Co., Inc.	28,142	3,439
Atmos Energy Corp.	41,609	4,946
CenterPoint Energy, Inc.	190,738	5,434
Cheniere Energy, Inc.	41,734	6,731
CMS Energy Corp.	96,524	5,824
Crown Castle, Inc. REIT	57,527	6,088
CSX Corp.	16,569	614
Edison International	70,638	4,996
Essential Utilities, Inc.	31,244	1,158
Eversource Energy	46,473	2,778
Exelon Corp.	146,198	5,493
Kinder Morgan, Inc.	84,020	1,541
NiSource, Inc.	188,151	5,204
ONEOK, Inc.	151,431	12,140
PG&E Corp.	320,235	5,367
PPL Corp.	56,666	1,560
SBA Communications Corp. REIT	19,563	4,239
Sempra	116,297	8,354
Southern Co.	25,988	1,864
Targa Resources Corp.	80,253	8,988
Waste Connections, Inc.	1,576	271
Williams Cos., Inc.	63,380	2,470
Xcel Energy, Inc.	42,527	2,286
		120,476
Total Common Stocks (Cost $217,815)		251,452

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.16% (e) (Cost $838)	838,129	838
Total Investments (100.2%) (Cost $218,653) Including $9,915 of Securities Loaned (f)(g)(h)		252,290
Liabilities in Excess of Other Assets (–0.2%)		(441)
Net Assets (100.0%)		$251,849

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $9,915,000 and $10,290,000, respectively. The Fund received non-cash collateral of approximately $10,290,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Infrastructure Portfolio

(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $75,060,000 and 29.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $38,027,000 and the aggregate gross unrealized depreciation is approximately $4,390,000, resulting in net unrealized appreciation of approximately $33,637,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	35.1%
Electricity Transmission & Distribution	14.7
Communications	14.6
Others	11.8
Diversified	9.5
Other*	8.2
Airports	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Brazil (0.6%)
NU Holdings Ltd., Class A (a)	36,103	$431

Canada (6.5%)
Shopify, Inc., Class A (a)	64,309	4,963

Israel (4.9%)
Global-e Online Ltd. (a)	103,270	3,754

Korea, Republic of (3.5%)
Coupang, Inc. (a)	151,367	2,693

Netherlands (8.0%)
Adyen NV (a)	3,579	6,045

Singapore (6.0%)
Grab Holdings Ltd., Class A (a)	1,113,890	3,497
Sea Ltd. ADR (a)	20,457	1,099
		4,596
United States (65.7%)
Affirm Holdings, Inc. (a)	91,741	3,418
Agilon Health, Inc. (a)	212,858	1,298
Airbnb, Inc., Class A (a)	16,226	2,677
Arbutus Biopharma Corp. (a)	131,441	339
Aurora Innovation, Inc. (a)	361,144	1,018
Cardlytics, Inc. (a)	18,916	274
Carvana Co. (a)	43,875	3,857
Cloudflare, Inc., Class A (a)	70,824	6,858
Dlocal Ltd. (a)	73,000	1,073
DoorDash, Inc., Class A (a)	26,959	3,713
Ginkgo Bioworks Holdings, Inc. (a)	141,030	164
MercadoLibre, Inc. (a)	3,119	4,716
MicroStrategy, Inc., Class A (a)	2,327	3,967
Peloton Interactive, Inc., Class A (a)	66,783	286
ProKidney Corp. (a)(b)	41,461	68
ROBLOX Corp., Class A (a)	67,079	2,561
Roivant Sciences Ltd. (a)	107,078	1,129
Royalty Pharma PLC, Class A	109,763	3,334
Snowflake, Inc., Class A (a)	16,159	2,611
Spotify Technology SA (a)	407	107
Tesla, Inc. (a)	19,754	3,473
Trade Desk, Inc., Class A (a)	34,686	3,032
XOMA Corp. (a)	1,710	41
		50,014
Total Common Stocks (Cost $51,189)		72,496

Preferred Stock (0.1%)
United States (0.1%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $73; acquired 6/17/14)	6,374	17

Investment Company (2.7%)
United States (2.7%)
Grayscale Bitcoin Trust (a) (Cost $546)	32,517	2,054

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e) (Cost $1,770)	1,770,074	1,770
Total Investments Excluding Purchased Options (100.3%) (Cost $53,578)		76,337
Total Purchased Options Outstanding (0.2%) (Cost $326)		155
Total Investments (100.5%) (Cost $53,904) Including $68 of Securities Loaned (f)(g)(h)(i)		76,492
Liabilities in Excess of Other Assets (–0.5%)		(352)
Net Assets (100.0%)		$76,140

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $68,000 and $73,000, respectively. The Fund received non-cash collateral of approximately $73,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2024 amounts to approximately $17,000 and represents less than 0.05% of net assets.
(d)	At March 31, 2024, the Fund held a fair valued security at approximately $17,000, representing less than 0.05% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The approximate fair value and percentage of net assets, $6,045,000 and 7.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(i)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $28,320,000 and the aggregate gross unrealized depreciation is approximately $5,732,000, resulting in net unrealized appreciation of approximately $22,588,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	21,463,987	$21,464	$5	$91	$(86)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan–25	19,293,018	19,293	68	73	(5)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	17,900,646	17,901	70	76	(6)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	20,862,233	20,862	12	86	(74)
							$155	$326	$(171)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.8%
Information Technology Services	18.9
Broadline Retail	14.6
Financial Services	13.8
Hotels, Restaurants & Leisure	8.4
Software	6.5
Specialty Retail	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Brazil (1.3%)
NU Holdings Ltd., Class A (a)	3,405,729	$40,630

Canada (4.4%)
Shopify, Inc., Class A (a)	1,759,356	135,770

China (5.0%)
Meituan, Class B (a)(b)	7,261,000	89,630
Trip.com Group Ltd. ADR (a)	1,496,464	65,680
		155,310
Denmark (4.1%)
DSV AS	781,126	126,976

France (3.4%)
Hermes International	41,240	105,400

India (6.1%)
HDFC Bank Ltd.	5,015,971	87,467
ICICI Bank Ltd. ADR	3,820,372	100,896
		188,363
Italy (3.7%)
Moncler SpA	1,551,117	115,746

Japan (1.3%)
Keyence Corp.	89,400	41,505

Korea, Republic of (4.1%)
Coupang, Inc. (a)	5,247,951	93,361
KakaoBank Corp.	611,700	12,776
NAVER Corp.	141,114	19,605
		125,742
Netherlands (0.9%)
Adyen NV (a)	17,244	29,127

Singapore (1.2%)
Grab Holdings Ltd., Class A (a)	11,462,196	35,991

Switzerland (1.1%)
On Holding AG, Class A (a)	985,642	34,872

United States (59.8%)
Adobe, Inc. (a)	157,447	79,448
Amazon.com, Inc. (a)	810,709	146,236
Block, Inc., Class A (a)	813,084	68,771
Crowdstrike Holdings, Inc., Class A (a)	212,374	68,085
Deckers Outdoor Corp. (a)	39,506	37,185
DoorDash, Inc., Class A (a)	948,162	130,581
Endeavor Group Holdings, Inc., Class A	1,049,766	27,010
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	154,032	74,177
MercadoLibre, Inc. (a)	99,799	150,892
Meta Platforms, Inc., Class A	380,422	184,725
Salesforce, Inc.	217,068	65,377
ServiceNow, Inc. (a)	308,643	235,309
Spotify Technology SA (a)	342,129	90,288
TKO Group Holdings, Inc.	401,831	34,722
Uber Technologies, Inc. (a)	3,489,618	268,666
Visa, Inc., Class A	308,502	86,097
Walt Disney Co.	859,867	105,213
		1,852,782
Total Common Stocks (Cost $1,524,151)		2,988,214

Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e) (Cost $119,058)	119,058,134	119,058
Total Investments (100.3%) (Cost $1,643,209) (f)(g)(h)		3,107,272
Liabilities in Excess of Other Assets (–0.3%)		(8,383)
Net Assets (100.0%)		$3,098,889

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2024 amounts to $0 and represents 0.0% of net assets.
(d)	At March 31, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $34,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $628,232,000 and 20.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,543,906,000 and the aggregate gross unrealized depreciation is approximately $79,843,000, resulting in net unrealized appreciation of approximately $1,464,063,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Software	14.5%
Other*	13.6
Broadline Retail	12.5
Ground Transportation	9.8
Textiles, Apparel & Luxury Goods	9.4
Hotels, Restaurants & Leisure	9.2
Financial Services	8.3
Entertainment	8.3
Banks	7.8
Interactive Media & Services	6.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (94.8%)
Brazil (0.1%)
Vale SA	370	$4

Canada (7.2%)
Canadian National Railway Co.	1,667	220
Constellation Software, Inc.	16	44
FirstService Corp.	33	5
Lumine Group, Inc. (a)	223	6
Topicus.com, Inc.	504	45
		320
France (15.0%)
Airbus SE	896	165
Christian Dior SE	185	155
EssilorLuxottica SA	100	23
Eurofins Scientific SE	3,528	225
Hermes International	2	5
L’Oreal SA	12	6
Remy Cointreau SA	170	17
Safran SA	311	70
		666
India (0.5%)
HDFC Bank Ltd. ADR	395	22

Italy (0.8%)
Brunello Cucinelli SpA	262	30
Ferrari NV	14	6
		36
Netherlands (1.1%)
ASML Holding NV (Registered)	46	44
Universal Music Group NV	190	6
		50
Switzerland (4.2%)
On Holding AG, Class A (a)	5,331	189

United Kingdom (12.6%)
Babcock International Group PLC	27,449	180
Rentokil Initial PLC	39,299	233
Victoria PLC (a)	44,203	148
		561
United States (53.3%)
Amazon.com, Inc. (a)	876	158
American Tower Corp. REIT	1,038	205
Birkenstock Holding PLC (a)	2,397	113
Brown & Brown, Inc.	252	22
Celsius Holdings, Inc. (a)	50	4
Cloudflare, Inc., Class A (a)	4,309	417
Danaher Corp.	623	156
Dollar General Corp.	775	121
Floor & Decor Holdings, Inc., Class A (a)	1,732	225
Intercontinental Exchange, Inc.	1,756	241
Linde PLC	12	6
MSCI, Inc.	8	4
Procore Technologies, Inc. (a)	1,938	159
Royal Gold, Inc.	797	97
Royalty Pharma PLC, Class A	8,946	272
S&P Global, Inc.	104	44
Texas Pacific Land Corp.	191	111
Veralto Corp.	144	13
Waste Connections, Inc.	35	6
		2,374
Total Common Stocks (Cost $3,635)		4,222

Investment Company (2.6%)
United States (2.6%)
Grayscale Bitcoin Trust (a) (Cost $21)	1,835	116

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	186	—

	Shares
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $8)	7,958	8
Total Investments Excluding Purchased Options (97.6%) (Cost $3,664)		4,346
Total Purchased Options Outstanding (0.3%) (Cost $31)		12
Total Investments (97.9%) (Cost $3,695) (c)(d)(e)(f)		4,358
Other Assets in Excess of Liabilities (2.1%)		94
Net Assets (100.0%)		$4,452

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(d)	Securities are available for collateral in connection with purchased options.
(e)	The approximate fair value and percentage of net assets, $1,263,000 and 28.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $863,000 and the aggregate gross unrealized depreciation is approximately $200,000, resulting in net unrealized appreciation of approximately $663,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	2,268,747	$2,269	$1	$10	$(9)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan–25	1,578,869	1,579	6	6	(— )@
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	1,045,683	1,046	4	4	(— )@
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	2,624,782	2,625	1	11	(10)
							$12	$31	$(19)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.8%
Textiles, Apparel & Luxury Goods	11.3
Information Technology Services	9.6
Aerospace & Defense	9.6
Life Sciences Tools & Services	8.7
Capital Markets	6.7
Pharmaceuticals	6.3
Software	5.9
Commercial Services & Supplies	5.8
Specialty Retail	5.2
Ground Transportation	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.5%)
Australia (6.7%)
Goodman Group REIT	70,510	$1,553
National Storage REIT	144,675	226
Region Group REIT	214,066	333
Stockland REIT	147,097	465
		2,577
Belgium (1.7%)
Aedifica SA REIT	2,454	151
Montea NV REIT	3,222	290
Shurgard Self Storage Ltd. REIT	4,633	206
		647
Canada (2.9%)
Boardwalk REIT	6,750	389
Chartwell Retirement Residences (Units) (a)	42,615	389
InterRent REIT	34,837	349
		1,127
France (2.0%)
Carmila SA REIT (b)	12,273	213
Gecina SA REIT	1,231	126
Unibail-Rodamco-Westfield REIT (b)	5,414	436
		775
Germany (2.5%)
LEG Immobilien SE (b)	4,491	386
Vonovia SE	20,067	593
		979
Hong Kong (2.1%)
Link REIT	67,829	292
Sun Hung Kai Properties Ltd.	36,367	351
Wharf Real Estate Investment Co. Ltd.	52,075	170
		813
Japan (10.5%)
Comforia Residential, Inc. REIT	69	149
Heiwa Real Estate, Inc. REIT	170	160
Hulic Co. Ltd.	17,900	184
Invincible Investment Corp. REIT	1,091	490
Japan Hotel REIT Investment Corp.	505	265
Japan Metropolitan Fund Invest REIT	209	130
Japan Real Estate Investment Corp. REIT	29	103
Mitsubishi Estate Co. Ltd.	10,700	195
Mitsui Fudosan Co. Ltd.	94,600	1,020
Mitsui Fudosan Logistics Park, Inc. REIT	48	144
Nippon Building Fund, Inc. REIT	81	324
Nippon Prologis, Inc. REIT	112	200
Sumitomo Realty & Development Co. Ltd.	19,000	708
		4,072
Netherlands (0.6%)
CTP NV	14,015	250

Singapore (1.7%)
CapitaLand Integrated Commercial Trust REIT	170,400	250
Frasers Centrepoint Trust REIT	165,500	268
Mapletree Industrial Trust REIT	82,200	143
		661
Spain (0.7%)
Merlin Properties Socimi SA REIT	23,783	256

Sweden (1.4%)
Castellum AB (b)	26,453	348
Pandox AB	10,869	182
		530
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	1,119	147

United Kingdom (4.4%)
Hammerson PLC REIT	341,066	129
Impact Healthcare PLC REIT	120,375	128
LondonMetric Property PLC REIT	80,262	206
Segro PLC REIT	57,828	659
Sirius Real Estate Ltd. REIT	133,538	165
UNITE Group PLC REIT	21,296	263
Workspace Group PLC REIT	22,016	143
		1,693
United States (61.9%)
Agree Realty Corp. REIT	8,232	470
Alexandria Real Estate Equities, Inc. REIT	4,881	629
American Homes 4 Rent, Class A REIT	28,457	1,047
American Tower Corp. REIT	935	185
Americold Realty Trust, Inc. REIT	13,384	334
AvalonBay Communities, Inc. REIT	6,689	1,241
CareTrust REIT, Inc.	20,642	503
Digital Realty Trust, Inc. REIT	10,072	1,451
EastGroup Properties, Inc. REIT	2,432	437
Equinix, Inc. REIT	2,916	2,407
Essential Properties Realty Trust, Inc. REIT	10,219	272
Essex Property Trust, Inc. REIT	2,703	662
Extra Space Storage, Inc. REIT	2,322	341
Federal Realty Investment Trust REIT	4,606	470
Hilton Worldwide Holdings, Inc.	1,845	394
Iron Mountain, Inc. REIT	7,203	578
Kilroy Realty Corp. REIT	5,154	188
Kimco Realty Corp. REIT	21,764	427
Kite Realty Group Trust REIT	12,800	277
Lamar Advertising Co., Class A REIT	1,668	199
Mid-America Apartment Communities, Inc. REIT	5,518	726
Prologis, Inc. REIT	16,969	2,210
Public Storage REIT	4,500	1,305
Realty Income Corp. REIT	12,499	676
Rexford Industrial Realty, Inc. REIT	12,860	647
Ryman Hospitality Properties, Inc. REIT	4,045	468
Simon Property Group, Inc. REIT	8,195	1,282
Sun Communities, Inc. REIT	4,741	610
Urban Edge Properties REIT	13,804	238
VICI Properties, Inc. REIT	30,085	896
Welltower, Inc. REIT	25,494	2,382
		23,952
Total Common Stocks (Cost $32,184)		38,479

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.16% (c) (Cost $368)	368,178	$368
Total Investments (100.4%) (Cost $32,552) (d)(e)(f)		38,847
Liabilities in Excess of Other Assets (–0.4%)		(161)
Net Assets (100.0%)		$38,686

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $13,400,000 and 34.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,295,000 and the aggregate gross unrealized depreciation is approximately $1,000,000, resulting in net unrealized appreciation of approximately $6,295,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Residential	16.5%
Other*	16.2
Diversified	15.5
Retail	14.1
Industrial	13.3
Data Centers	9.9
Health Care	9.1
Self Storage	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Global Sustain Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Canada (3.2%)
Constellation Software, Inc.	1,292	$3,529

France (1.4%)
L’Oreal SA	3,220	1,525

Germany (7.7%)
Deutsche Boerse AG	9,409	1,927
SAP SE	33,471	6,517
		8,444
Hong Kong (1.9%)
AIA Group Ltd.	316,400	2,128

Netherlands (0.9%)
Universal Music Group NV	31,084	934

Sweden (1.3%)
Atlas Copco AB, Class A	86,031	1,453

Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,591	2,530

United Kingdom (7.4%)
Experian PLC	29,358	1,279
Haleon PLC	204,932	859
Reckitt Benckiser Group PLC	43,990	2,508
RELX PLC (LSE)	82,161	3,543
		8,189
United States (72.7%)
Abbott Laboratories	27,039	3,073
Accenture PLC, Class A	14,718	5,101
Alphabet, Inc., Class A (a)	22,355	3,374
Aon PLC, Class A	10,914	3,642
Arthur J Gallagher & Co.	8,398	2,100
Automatic Data Processing, Inc.	10,078	2,517
Becton Dickinson & Co.	13,920	3,445
Broadridge Financial Solutions, Inc.	8,769	1,796
CDW Corp.	8,124	2,078
Coca-Cola Co.	48,753	2,983
Danaher Corp.	9,967	2,489
Equifax, Inc.	8,253	2,208
FactSet Research Systems, Inc.	1,628	740
Hologic, Inc. (a)	6,953	542
Intercontinental Exchange, Inc.	29,554	4,062
IQVIA Holdings, Inc. (a)	14,731	3,725
Jack Henry & Associates, Inc.	3,439	597
Microsoft Corp.	16,757	7,050
Moody’s Corp.	2,380	935
Otis Worldwide Corp.	17,444	1,732
Procter & Gamble Co.	20,188	3,276
Revvity, Inc.	18,927	1,987
Roper Technologies, Inc.	4,244	2,380
Steris PLC	5,735	1,289
Texas Instruments, Inc.	15,658	2,728
Thermo Fisher Scientific, Inc.	6,587	3,828
UnitedHealth Group, Inc.	7,245	3,584
Veralto Corp.	4,350	386
Visa, Inc., Class A	20,427	5,701
Zoetis, Inc.	4,567	773
		80,121
Total Common Stocks (Cost $81,010)		108,853

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	1,639	—

	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $1,385)	1,385,185	1,385
Total Investments (100.0%) (Cost $82,395) (c)(d)(e)		110,238
Liabilities in Excess of Other Assets (–0.0%)‡		(49)
Net Assets (100.0%)		$110,189

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $22,673,000 and 20.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $29,391,000 and the aggregate gross unrealized depreciation is approximately $1,548,000, resulting in net unrealized appreciation of approximately $27,843,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.5%
Software	17.7
Life Sciences Tools & Services	10.9
Professional Services	10.2
Health Care Equipment & Supplies	7.6
Insurance	7.1
Capital Markets	7.0
Financial Services	5.7
Household Products	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (87.4%)
Automobiles (4.7%)
Rivian Automotive, Inc., Class A (a)	554,580	$6,073
Tesla, Inc. (a)	1,456,332	256,008
		262,081
Biotechnology (0.9%)
Intellia Therapeutics, Inc. (a)	176,141	4,846
Moderna, Inc. (a)	45,229	4,819
ProKidney Corp. (a)(b)	2,368,537	3,884
Roivant Sciences Ltd. (a)	3,789,733	39,944
		53,493
Broadline Retail (3.8%)
Global-e Online Ltd. (Israel) (a)	2,390,744	86,904
MercadoLibre, Inc. (a)	83,525	126,286
		213,190
Capital Markets (1.7%)
Coinbase Global, Inc., Class A (a)	281,641	74,669
Intercontinental Exchange, Inc.	153,356	21,031
		95,700
Chemicals (0.2%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	10,806,276	12,535

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—

Entertainment (4.2%)
ROBLOX Corp., Class A (a)	6,122,770	233,767

Financial Services (7.8%)
Adyen NV (Netherlands) (a)	115,206	194,599
Affirm Holdings, Inc. (a)	6,472,863	241,179
		435,778
Ground Transportation (6.9%)
Uber Technologies, Inc. (a)	5,022,008	386,644

Health Care Providers & Services (0.9%)
Agilon Health, Inc. (a)	8,051,980	49,117

Health Care Technology (0.5%)
Doximity, Inc., Class A (a)	1,085,238	29,204

Hotels, Restaurants & Leisure (12.8%)
Airbnb, Inc., Class A (a)	1,571,285	259,199
DoorDash, Inc., Class A (a)	3,347,467	461,013
		720,212
Information Technology Services (20.2%)
Cloudflare, Inc., Class A (a)	5,186,042	502,165
Shopify, Inc., Class A (Canada) (a)	4,492,679	346,700
Snowflake, Inc., Class A (a)	1,775,417	286,907
		1,135,772
Leisure Products (0.3%)
Peloton Interactive, Inc., Class A (a)	4,641,832	19,890

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A (a)	538,917	20,226

Media (6.0%)
Trade Desk, Inc., Class A (a)	3,829,283	334,756

Pharmaceuticals (4.0%)
Royalty Pharma PLC, Class A	7,427,443	225,572

Software (7.2%)
Aurora Innovation, Inc. (a)	12,762,232	35,990
Bill Holdings, Inc. (a)	1,298,473	89,231
MicroStrategy, Inc., Class A (a)	119,130	203,064
Samsara, Inc., Class A (a)	2,002,312	75,667
		403,952
Specialty Retail (4.9%)
Carvana Co. (a)	3,144,166	276,404
Total Common Stocks (Cost $3,776,822)		4,908,293

Preferred Stocks (2.6%)
Financial Services (0.3%)
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $12,876; acquired 3/17/23)	639,525	16,628

Software (2.3%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $136,746; acquired 8/31/21)	1,860,888	131,546
Total Preferred Stocks (Cost $149,622)		148,174

Investment Company (2.6%)
Grayscale Bitcoin Trust (a) (Cost $69,046)	2,331,240	147,264

Short-Term Investments (8.2%)
Investment Company (7.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e) (Cost $445,718)	445,718,180	445,718
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e)	14,032,991	14,033

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements(0.1%)
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $1,080; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $1,101)	$1,080	$1,080
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $520; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $529)	519	519
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $1,944; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $1,983)	1,943	1,943
		3,542
Total Securities held as Collateral on Loaned Securities (Cost $17,575)		17,575
Total Short-Term Investments (Cost $463,293)		463,293
Total Investments Excluding Purchased Options (100.8%) (Cost $4,458,783)		5,667,024
Total Purchased Options Outstanding (0.2%) (Cost $19,135)		8,982
Total Investments (101.0%) (Cost $4,477,918) Including $16,399 of Securities Loaned (f)(g)(h)(i)		5,676,006
Liabilities in Excess of Other Assets (–1.0%)		(58,831)
Net Assets (100.0%)		$5,617,175

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $16,399,000 and $17,630,000 respectively. The Fund received cash collateral of approximately $17,575,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $55,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2024 amounts to approximately $148,174,000 and represents 2.6% of net assets.
(d)	At March 31, 2024, the Fund held fair valued securities at approximately $148,174,000, representing 2.6% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $135,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $194,599,000 and 3.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,796,818,000 and the aggregate gross unrealized depreciation is approximately $598,730,000, resulting in net unrealized appreciation of approximately $1,198,088,000.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	1,232,952,555	$1,232,953	$313	$5,216	$(4,903)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan–25	1,367,722,139	1,367,722	4,816	5,175	(359)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	794,067,491	794,067	3,102	3,371	(269)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	1,297,584,118	1,297,584	751	5,373	(4,622)
							$8,982	$19,135	$(10,153)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	29.0%
Information Technology Services	20.1
Hotels, Restaurants & Leisure	12.8
Software	9.5
Financial Services	8.0
Short-Term Investments	7.9
Ground Transportation	6.8
Media	5.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (94.5%)
Biotechnology (3.8%)
Altimmune, Inc. (a)	183,600	$1,869
Arbutus Biopharma Corp. (a)	730,625	1,885
Beam Therapeutics, Inc. (a)	43,520	1,438
Intellia Therapeutics, Inc. (a)	61,734	1,698
ProKidney Corp. (a)(b)	232,330	381
Recursion Pharmaceuticals, Inc., Class A (a)(b)	74,570	743
Roivant Sciences Ltd. (a)	614,357	6,475
Viking Therapeutics, Inc. (a)	11,777	966
XOMA Corp. (a)(b)	20,112	484
		15,939
Broadline Retail (5.5%)
Global-e Online Ltd. (Israel) (a)	638,405	23,206

Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	1,361,764	1,580

Consumer Staples Distribution & Retail (4.6%)
Maplebear, Inc. (a)	522,465	19,483

Diversified Consumer Services (0.3%)
Duolingo, Inc. (a)	5,629	1,242

Financial Services (6.1%)
Affirm Holdings, Inc. (a)	691,110	25,751

Ground Transportation (1.5%)
Grab Holdings Ltd., Class A (Singapore) (a)	2,011,911	6,317

Health Care Equipment & Supplies (0.3%)
Inspire Medical Systems, Inc. (a)	5,918	1,271
Outset Medical, Inc. (a)	84,778	188
		1,459
Health Care Providers & Services (3.4%)
Agilon Health, Inc. (a)	2,183,228	13,318
Privia Health Group, Inc. (a)	46,941	919
		14,237
Health Care Technology (2.6%)
Doximity, Inc., Class A (a)	372,231	10,017
Schrodinger, Inc. (a)	32,163	868
		10,885
Hotels, Restaurants & Leisure (0.1%)
Cava Group, Inc. (a)	7,860	551

Household Durables (1.4%)
Victoria PLC (United Kingdom) (a)	1,722,070	5,753

Information Technology Services (11.6%)
Cloudflare, Inc., Class A (a)	400,605	38,790
Fastly, Inc., Class A (a)	789,379	10,238
		49,028
Leisure Products (3.5%)
Peloton Interactive, Inc., Class A (a)	3,450,786	14,787

Life Sciences Tools & Services (4.8%)
10X Genomics, Inc., Class A (a)	259,427	9,737
MaxCyte, Inc. (a)	1,040,149	4,358
Standard BioTools, Inc. (a)	2,275,282	6,166
		20,261
Media (1.1%)
Cardlytics, Inc. (a)	320,348	4,642

Metals & Mining (0.1%)
MP Materials Corp. (a)(b)	45,168	646

Passenger Airlines (0.4%)
Joby Aviation, Inc. (a)	339,739	1,821

Personal Care Products (1.0%)
Oddity Tech Ltd., Class A (Israel) (a)(b)	97,456	4,234

Pharmaceuticals (0.5%)
ATAI Life Sciences NV (a)(b)	552,374	1,088
GH Research PLC (a)(b)	93,867	1,001
		2,089
Real Estate Management & Development (1.0%)
Opendoor Technologies, Inc. (a)	667,437	2,022
Redfin Corp. (a)	314,705	2,093
		4,115
Software (24.1%)
Aurora Innovation, Inc. (a)	1,918,313	5,410
Bill Holdings, Inc. (a)	225,303	15,483
Confluent, Inc., Class A (a)	63,419	1,935
Gitlab, Inc., Class A (a)	107,395	6,263
MicroStrategy, Inc., Class A (a)	12,366	21,078
Procore Technologies, Inc. (a)	239,744	19,700
Samsara, Inc., Class A (a)	815,049	30,801
SilverSun Technologies, Inc.	80,192	1,058
		101,728
Specialty Retail (10.1%)
Carvana Co. (a)	402,618	35,394
RH (a)	7,556	2,631
Wayfair, Inc., Class A (a)	67,129	4,557
		42,582
Tech Hardware, Storage & Peripherals (0.5%)
IonQ, Inc. (a)(b)	215,409	2,152

Textiles, Apparel & Luxury Goods (5.8%)
Figs, Inc., Class A (a)	425,520	2,119
On Holding AG, Class A (Switzerland) (a)	631,550	22,344
		24,463
Total Common Stocks (Cost $325,122)		398,951

Preferred Stocks (2.0%)
Health Care Technology (1.2%)
Grand Rounds, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/03/14)	3,269,139	5,198

Software (0.8%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	3,209
Total Preferred Stocks (Cost $16,838)		8,407

Investment Company (2.6%)
Grayscale Bitcoin Trust (a) (Cost $3,459)	174,761	11,039

No. of Warrants
Warrants (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires 8/31/26 (a) (Cost $203)	61,142	—

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Inception Portfolio

	Shares	Value (000)
Short-Term Investments (2.4%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e) (Cost $2,104)	2,103,599	$2,104
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (e)	6,536,967	6,537

	Face Amount (000)
Repurchase Agreements(0.4%)
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $503; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $513)	$503	503
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $242; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $246)	242	242
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $906; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $924)	905	905
		1,650
Total Securities held as Collateral on Loaned Securities (Cost $8,187)		8,187
Total Short-Term Investments (Cost $10,291)		10,291
Total Investments Excluding Purchased Options (101.5%) (Cost $355,913)		428,688
Total Purchased Options Outstanding (0.2%) (Cost $1,740)		885
Total Investments (101.7%) (Cost $357,653) Including $8,120 of Securities Loaned (f)(g)(h)		429,573
Liabilities in Excess of Other Assets (–1.7%)		(7,322)
Net Assets (100.0%)		$422,251

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $8,120,000 and $8,313,000 respectively. The Fund received cash collateral of approximately $8,187,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $126,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contracts (excluding 144A holdings) at March 31, 2024 amounts to approximately $8,407,000 and represents 2.0% of net assets.
(d)	At March 31, 2024, the Fund held fair valued securities valued at $8,407,000, representing 2.0% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Fund.
(f)	The approximate fair value and percentage of net assets, $5,753,000 and 1.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $136,702,000 and the aggregate gross unrealized depreciation is approximately $64,782,000, resulting in net unrealized appreciation of approximately $71,920,000.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	90,850,215	$90,850	$23	$384	$(361)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.68	Jan–25	111,519,585	111,520	393	422	(29)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	102,122,764	102,123	399	433	(35)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	120,919,525	120,920	70	501	(431)
							$885	$1,740	$(856)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	35.8%
Software	25.0
Information Technology Services	11.7
Specialty Retail	10.1
Financial Services	6.1
Textiles, Apparel & Luxury Goods	5.8
Broadline Retail	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Canada (14.0%)
Brookfield Corp.	2,307,333	$96,608
Brookfield Infrastructure Partners LP	2,014,354	62,868
Canada Goose Holdings, Inc. (a)(b)(c)	3,947,166	47,603
Canadian Pacific Kansas City Ltd. (b)	1,459,093	128,648
Shopify, Inc., Class A (c)	1,596,713	123,218
		458,945
Denmark (8.6%)
DSV AS	1,385,816	225,271
Novo Nordisk AS, Class B	435,173	55,821
		281,092
France (12.7%)
Hermes International	113,330	289,646
L’Oreal SA	104,818	49,639
LVMH Moet Hennessy Louis Vuitton SE	87,589	78,812
		418,097
Hong Kong (1.9%)
AIA Group Ltd.	9,136,900	61,460

India (6.9%)
HDFC Bank Ltd.	4,841,838	84,430
ICICI Bank Ltd. ADR	3,577,557	94,483
Titan Co. Ltd.	1,080,910	49,411
		228,324
Italy (8.5%)
Davide Campari-Milano NV	4,232,030	42,532
Moncler SpA	3,178,708	237,197
		279,729
Japan (5.0%)
Keyence Corp.	353,200	163,977

Netherlands (10.1%)
Adyen NV (c)	73,011	123,325
ASML Holding NV	214,199	207,658
		330,983
Sweden (3.1%)
Evolution AB	808,142	100,374

Switzerland (7.5%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	447	53,926
Cie Financiere Richemont SA, Class A (Registered)	260,594	39,673
Straumann Holding AG (Registered)	959,091	153,030
		246,629
Taiwan (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5,507,000	131,927

United Kingdom (4.4%)
London Stock Exchange Group PLC	721,798	86,366
Rightmove PLC	8,344,313	57,836
		144,202
United States (9.7%)
Birkenstock Holding PLC (b)(c)	1,020,864	48,236
MercadoLibre, Inc. (c)	100,585	152,081
Spotify Technology SA (c)	454,416	119,920
		320,237
Total Common Stocks (Cost $2,294,624)		3,165,976

Short-Term Investments (4.8%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (d) (Cost $121,750)	121,749,893	121,750
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (d)	30,554,693	30,555

	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $2,352; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $2,397)	$2,350	2,350
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $1,132; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $1,152)	1,131	1,131
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $4,233; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $4,317)	4,231	4,231
		7,712
Total Securities held as Collateral on Loaned Securities (Cost $38,267)		38,267
Total Short-Term Investments (Cost $160,017)		160,017
Total Investments (101.2%) (Cost $2,454,641) Including $52,394 of Securities Loaned (e)(f)(g)		3,325,993
Liabilities in Excess of Other Assets (–1.2%)		(40,814)
Net Assets (100.0%)		$3,285,179

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

International Advantage Portfolio

(a)	For the three months ended March 31, 2024, proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $459,000, including net realized loss of approximately $545,000.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $52,394,000 and $52,784,000 respectively. The Fund received cash collateral of approximately $38,267,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $14,517,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Non-income producing security.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $39,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $2,292,311,000 and 69.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $977,275,000 and the aggregate gross unrealized depreciation is approximately $105,923,000, resulting in net unrealized appreciation of approximately $871,352,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	42.8%
Textiles, Apparel & Luxury Goods	24.0
Semiconductors & Semiconductor Equipment	10.3
Air Freight & Logistics	6.9
Capital Markets	5.6
Banks	5.4
Electronic Equipment, Instruments & Components	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (1.1%)
Aristocrat Leisure Ltd.	535,901	$15,006

Belgium (1.5%)
KBC Group NV	268,465	20,127

Canada (6.6%)
Barrick Gold Corp. (LSE)	2,048,325	34,069
Constellation Software, Inc.	14,784	40,383
Tourmaline Oil Corp.	295,268	13,805
		88,257
China (0.6%)
Tsingtao Brewery Co. Ltd., Class H (a)	1,130,000	7,777

Denmark (4.1%)
Carlsberg AS Series B	238,179	32,618
Tryg AS	1,054,758	21,743
		54,361
Finland (2.0%)
Kone OYJ, Class B	561,234	26,146

France (11.4%)
AXA SA	347,164	13,038
Legrand SA	277,758	29,414
L’Oreal SA	30,994	14,678
LVMH Moet Hennessy Louis Vuitton SE	24,096	21,681
Pernod Ricard SA	131,600	21,304
Safran SA	134,146	30,380
Sanofi SA	217,338	21,144
		151,639
Germany (13.6%)
Deutsche Boerse AG	110,972	22,726
Deutsche Post AG (Registered)	468,269	20,181
Infineon Technologies AG	769,481	26,167
Knorr-Bremse AG	232,830	17,610
Merck KGaA	76,774	13,538
QIAGEN NV (b)	761,952	32,564
SAP SE	245,980	47,897
		180,683
Hong Kong (1.7%)
AIA Group Ltd. (a)	3,413,000	22,958

Italy (2.8%)
Davide Campari-Milano NV	1,105,429	11,110
Moncler SpA	349,253	26,061
		37,171
Japan (3.9%)
Hoya Corp.	116,400	14,558
Keyence Corp.	16,100	7,475
Kyocera Corp.	878,600	11,783
SMC Corp.	18,100	10,211
Sony Group Corp.	101,000	8,671
		52,698
Korea, Republic of (2.2%)
Samsung Electronics Co. Ltd.	487,798	29,315

Netherlands (4.8%)
Heineken NV	352,234	33,958
Universal Music Group NV	980,862	29,475
		63,433
Singapore (1.7%)
DBS Group Holdings Ltd.	866,100	23,114

Sweden (6.3%)
Atlas Copco AB, Class A	975,393	16,473
Boliden AB	322,685	8,960
Epiroc AB, Class A	821,702	15,426
Evolution AB	128,107	15,911
Hexagon AB, Class B	2,200,088	26,007
Svenska Handelsbanken AB, Class A	64,465	652
		83,429
Switzerland (4.1%)
Alcon, Inc.	97,359	8,052
Novartis AG (Registered)	147,412	14,278
Roche Holding AG (Genusschein)	90,134	23,013
UBS Group AG (Registered) (b)	319,242	9,830
		55,173
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	169,069	23,002

United Kingdom (28.0%)
Anglo American PLC	680,104	16,760
Associated British Foods PLC	576,928	18,203
AstraZeneca PLC	248,968	33,447
BP PLC	4,886,144	30,653
British American Tobacco PLC	699,921	21,243
Experian PLC	395,363	17,227
Haleon PLC	6,640,359	27,828
Halma PLC	837,419	25,006
Hiscox Ltd.	1,468,856	23,011
Legal & General Group PLC	1,803,881	5,795
NatWest Group PLC	6,450,307	21,604
Prudential PLC	1,656,078	15,532
Reckitt Benckiser Group PLC	410,097	23,378
RELX PLC (Euronext NV)	439,857	19,053
RELX PLC (LSE)	387,696	16,720
Rightmove PLC	2,325,803	16,121
Shell PLC	1,120,908	37,191
St. James’s Place PLC	628,377	3,686
		372,458
Total Common Stocks (Cost $947,463)		1,306,747

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b) (Cost $—)	18,454	—

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (c) (Cost $21,281)	21,280,902	$21,281
Total Investments (99.7%) (Cost $968,744) (d)(e)(f)		1,328,028
Other Assets in Excess of Liabilities (0.3%)		4,174
Net Assets (100.0%)		$1,332,202

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in the Liquidity Fund.
(d)	The approximate fair value and percentage of net assets, $1,195,488,000 and 89.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $369,550,000 and the aggregate gross unrealized depreciation is approximately $10,266,000, resulting in net unrealized appreciation of approximately $359,284,000.
ADR	American Depositary Receipt.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	51.8%
Beverages	8.1
Pharmaceuticals	7.9
Insurance	7.6
Software	6.6
Machinery	6.5
Oil, Gas & Consumable Fuels	6.1
Electronic Equipment, Instruments & Components	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Argentina (1.2%)
Globant SA (a)	60,122	$12,139

Brazil (4.0%)
NU Holdings Ltd., Class A (a)	3,427,693	40,892

Canada (6.6%)
Canada Goose Holdings, Inc. (a)(b)	582,425	7,024
Canadian Pacific Kansas City Ltd.	180,275	15,895
Shopify, Inc., Class A (a)	575,555	44,415
		67,334
China (12.1%)
Kweichow Moutai Co. Ltd., Class A	108,631	25,607
Meituan, Class B (a)(c)	3,551,520	43,840
Tencent Holdings Ltd. (c)	333,200	12,978
Trip.com Group Ltd. ADR (a)	945,231	41,486
		123,911
Denmark (5.6%)
DSV AS	355,986	57,867

France (5.1%)
Hermes International	20,544	52,506

India (11.5%)
Axis Bank Ltd.	1,394,681	17,578
HDFC Bank Ltd.	2,044,722	35,655
ICICI Bank Ltd. ADR	1,579,038	41,702
Titan Co. Ltd.	507,415	23,195
		118,130
Italy (5.2%)
Moncler SpA	717,765	53,560

Japan (5.2%)
Keyence Corp.	69,100	32,080
Sanrio Co. Ltd.	1,083,600	20,853
		52,933
Korea, Republic of (8.6%)
Coupang, Inc. (a)	2,662,038	47,358
KakaoBank Corp.	1,167,589	24,386
NAVER Corp.	121,445	16,872
		88,616
Netherlands (6.8%)
Adyen NV (a)	21,194	35,799
ASML Holding NV	34,756	33,695
		69,494
Singapore (2.1%)
Grab Holdings Ltd., Class A (a)	6,834,892	21,462

Sweden (3.3%)
Evolution AB	238,961	29,680
Vitrolife AB	200,213	3,758
		33,438
Switzerland (3.7%)
On Holding AG, Class A (a)	1,068,933	37,819

Taiwan (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,225,000	29,346

United Kingdom (2.2%)
Deliveroo PLC (a)	5,411,303	8,086
London Stock Exchange Group PLC	125,775	15,050
		23,136
United States (12.3%)
Birkenstock Holding PLC (a)	276,605	13,070
MercadoLibre, Inc. (a)	45,640	69,006
Spotify Technology SA (a)	165,973	43,800
		125,876
Total Common Stocks (Cost $736,350)		1,008,459

Short-Term Investments (1.5%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (d) (Cost $8,797)	8,796,639	8,797
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (d) (Cost $4,775)	4,775,193	4,775

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $367; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $375)	$367	367
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $177; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $180)	177	177
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $661; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $675)	661	661
		1,205
Total Securities held as Collateral on Loaned Securities (Cost $5,980)		5,980
Total Short-Term Investments (Cost $14,777)		14,777
Total Investments (99.9%) (Cost $751,127) Including $7,100 of Securities Loaned (e)(f)(g)		1,023,236
Other Assets in Excess of Liabilities (0.1%)		1,428
Net Assets (100.0%)		$1,024,664

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

International Opportunity Portfolio

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $7,100,000 and $7,065,000 respectively. The Fund received cash collateral of approximately $5,980,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $1,085,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The approximate fair value and percentage of net assets, $572,391,000 and 55.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $338,804,000 and the aggregate gross unrealized depreciation is approximately $66,695,000, resulting in net unrealized appreciation of approximately $272,109,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.9%
Textiles, Apparel & Luxury Goods	18.4
Banks	15.7
Hotels, Restaurants & Leisure	12.1
Broadline Retail	11.4
Semiconductors & Semiconductor Equipment	6.2
Air Freight & Logistics	5.7
Information Technology Services	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (95.7%)
Australia (1.5%)
Aristocrat Leisure Ltd.	973	$27

Canada (3.8%)
Constellation Software, Inc.	24	66

Denmark (2.8%)
Carlsberg AS Series B	361	49

Finland (2.2%)
Kone OYJ, Class B	813	38

France (11.7%)
Legrand SA	482	51
L’Oreal SA	112	53
LVMH Moet Hennessy Louis Vuitton SE	40	36
Pernod Ricard SA	277	45
Sanofi SA	219	21
		206
Germany (15.8%)
Deutsche Boerse AG	300	62
Infineon Technologies AG	1,123	38
Merck KGaA	165	29
QIAGEN NV (a)	1,242	53
SAP SE	493	96
		278
Hong Kong (2.2%)
AIA Group Ltd.	5,600	38

Italy (4.0%)
Davide Campari-Milano NV	2,255	23
Moncler SpA	636	47
		70
Japan (4.8%)
Hoya Corp.	300	38
Keyence Corp.	100	46
		84
Netherlands (5.7%)
Heineken NV	486	47
Universal Music Group NV	1,788	54
		101
Sweden (7.4%)
Atlas Copco AB, Class A	2,691	45
Epiroc AB, Class A	1,482	28
Hexagon AB, Class B	4,807	57
		130
Switzerland (3.3%)
Alcon, Inc.	350	29
Roche Holding AG (Genusschein)	115	29
		58
Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	305	42

United Kingdom (19.5%)
AstraZeneca PLC	365	49
Experian PLC	1,146	50
Haleon PLC	12,634	53
Halma PLC	1,579	47
Reckitt Benckiser Group PLC	696	39
RELX PLC (LSE)	1,595	69
Rightmove PLC	5,041	35
		342
United States (8.6%)
Danaher Corp.	113	28
Procter & Gamble Co.	222	36
Thermo Fisher Scientific, Inc.	69	40
Visa, Inc., Class A	172	48
		152
Total Common Stocks (Cost $1,451)		1,681

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	31	—

	Shares
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $13)	12,945	13
Total Investments (96.5%) (Cost $1,464) (c)(d)(e)		1,694
Other Assets in Excess of Liabilities (3.5%)		62
Net Assets (100.0%)		$1,756

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $1,421,000 and 81.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $282,000 and the aggregate gross unrealized depreciation is approximately $52,000, resulting in net unrealized appreciation of approximately $230,000.
ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.3%
Beverages	9.7
Software	9.6
Electronic Equipment, Instruments & Components	8.9
Pharmaceuticals	7.6
Life Sciences Tools & Services	7.1
Professional Services	7.0
Machinery	6.5
Personal Care Products	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Common Stocks (3.7%)
Austria (0.0%)‡
OMV AG	83	$4

Finland (0.0%)‡
Neste OYJ	241	7

France (0.4%)
TotalEnergies SE	1,415	97

Italy (0.1%)
Eni SpA	1,425	23
Tenaris SA	269	5
		28
Norway (0.1%)
Aker BP ASA	181	4
Equinor ASA	545	15
		19
Portugal (0.0%)‡
Galp Energia SGPS SA	285	5

Spain (0.1%)
Repsol SA	786	13

United Kingdom (0.8%)
BP PLC	10,340	65
Shell PLC	4,026	133
		198
United States (2.2%)
APA Corp.	87	3
Baker Hughes Co.	278	9
Cheniere Energy, Inc.	63	10
Chesapeake Energy Corp.	33	3
Chevron Corp.	507	80
ConocoPhillips	340	43
Coterra Energy, Inc.	220	6
Devon Energy Corp.	168	8
Diamondback Energy, Inc.	46	9
EOG Resources, Inc.	160	21
EQT Corp.	93	3
Exxon Mobil Corp.	1,130	131
Halliburton Co.	245	10
Hess Corp.	75	11
HF Sinclair Corp.	42	3
Kinder Morgan, Inc.	562	10
Marathon Oil Corp.	172	5
Marathon Petroleum Corp.	127	26
Occidental Petroleum Corp.	201	13
ONEOK, Inc.	124	10
Ovintiv, Inc.	67	4
Phillips 66	129	21
Pioneer Natural Resources Co.	64	17
Schlumberger NV	389	21
Targa Resources Corp.	59	7
Texas Pacific Land Corp.	6	4
Valero Energy Corp.	104	18
Williams Cos., Inc.	337	13
		519
Total Common Stocks (Cost $760)		890

	Face Amount (000)
U.S. Treasury Securities(60.3%)
United States (60.3%)
U.S. Treasury Bill, 5.57%, 4/25/24 (a)	$13,729	13,681
U.S. Treasury Inflation-Indexed Bonds,
0.13%, 4/15/25 - 10/15/26	392	378
0.38%, 7/15/25 - 1/15/27	168	162
0.63%, 1/15/26	82	80
2.00%, 1/15/26	48	48
2.38%, 1/15/27	40	40
Total U.S. Treasury Securities (Cost $14,390)		14,389

	Shares
Short-Term Investment (27.7%)
Investment Company (27.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class 5.16% (b) (Cost $6,615)	6,615,335	6,615
Total Investments (91.7%) (Cost $21,765) (c)(d)(e)(f)		21,894
Other Assets in Excess of Liabilities (8.3%)		1,981
Net Assets (100.0%)		$23,875

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Rate shown is the yield to maturity at March 31, 2024.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $371,000 and 1.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contracts and swap agreements.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $507,000 and the aggregate gross unrealized depreciation is approximately $136,000, resulting in net unrealized appreciation of approximately $371,000.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Multi-Asset Real Return Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2024:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	GBP	10			$13		6/20/24		$—	@
Citibank NA	GBP	12			$16		6/20/24		—	@
Goldman Sachs International		$—	@	CHF	—	@	6/20/24		(—	@)
Goldman Sachs International		$16		EUR	15		6/20/24		(—	@)
Goldman Sachs International		$1		SEK	10		6/20/24		(—	@)
JPMorgan Chase Bank NA	GBP	1			$1		6/20/24		—	@
JPMorgan Chase Bank NA		$—	@	CHF	—	@	6/20/24		(—	@)
JPMorgan Chase Bank NA		$9		JPY	1,361		6/20/24		(—	@)
								$	(—	@)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long:
ICE Brent Crude Oil Index (United States)	21	Oct-24	$21	$1,731	$128
U.S. Treasury Ultra Long Bond (United States)	76	Jun-24	7,600	9,804	135
					$263

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at March 31, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	US CPI All Urban Consumers Index	Receive	2.61%	Maturity/ Maturity	10/10/53	$3,968	$(105)	$—	$(105)
Morgan Stanley & Co. LLC	US CPI All Urban Consumers Index	Receive	2.45	Maturity/ Maturity	12/18/33	7,073	45	—	45
Morgan Stanley & Co. LLC	US CPI All Urban Consumers Index	Receive	2.43	Maturity/ Maturity	1/9/54	5,432	64	—	64
Morgan Stanley & Co. LLC	US CPI All Urban Consumers Index	Receive	2.35	Maturity/ Maturity	12/18/28	5,881	(25)	—	(25)
							$(21)	$—	$(21)

@		Value is less than $500.
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	65.7%
Short-Term Investments	30.2
Other*	4.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $11,535,000 and total unrealized appreciation of approximately $263,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately of less than $500. Also does not include open swap agreements with net unrealized depreciation of approximately $21,000.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Argentina (2.1%)
Despegar.com Corp. (a)	57,563	$689

Bangladesh (4.8%)
BRAC Bank PLC	2,414,947	887
Square Pharmaceuticals PLC	350,814	695
		1,582
Egypt (2.0%)
Commercial International Bank - Egypt (CIB) GDR	413,937	661

Indonesia (15.3%)
Bank Mandiri Persero Tbk. PT	3,333,800	1,517
Champ Resto Indonesia Tbk. PT	4,702,300	326
Cisarua Mountain Dairy Tbk. PT	2,416,600	747
Map Aktif Adiperkasa PT	11,248,300	741
Medikaloka Hermina Tbk. PT	12,943,800	959
Selamat Sempurna Tbk. PT	2,848,600	354
Sumber Alfaria Trijaya Tbk. PT	1,931,700	355
		4,999
Kazakhstan (11.1%)
Halyk Savings Bank of Kazakhstan JSC GDR	48,227	858
Kaspi.KZ JSC ADR	13,090	1,684
NAC Kazatomprom JSC GDR	27,027	1,092
		3,634
Kenya (2.8%)
Safaricom PLC	6,876,711	908

Pakistan (4.3%)
Meezan Bank Ltd.	528,946	402
Systems Ltd.	715,003	999
		1,401
Philippines (9.5%)
Bank of the Philippine Islands	361,410	760
BDO Unibank, Inc.	343,340	943
Century Pacific Food, Inc.	1,959,200	1,394
		3,097
Poland (6.8%)
11 bit studios SA (a)	7,554	1,009
Grupa Kety SA	4,686	892
Text SA	14,501	327
		2,228
Turkey (1.0%)
Logo Yazilim Sanayi Ve Ticaret AS	129,893	315

United Arab Emirates (1.6%)
Emaar Properties PJSC	230,885	512

United Kingdom (1.2%)
TBC Bank Group PLC	10,139	411

United States (9.2%)
EPAM Systems, Inc. (a)	3,491	964
Grid Dynamics Holdings, Inc. (a)	71,862	883
MercadoLibre, Inc. (a)	765	1,157
		3,004
Vietnam (23.5%)
Bank for Foreign Trade of Vietnam JSC (a)	277,257	1,070
Binh Minh Plastics JSC	125,800	573
FPT Corp.	598,530	3,025
Mobile World Investment Corp.	370,288	762
Phu Nhuan Jewelry JSC	310,400	1,309
Vietnam Dairy Products JSC	346,092	945
		7,684
Total Common Stocks (Cost $24,596)		31,125

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (b) (Cost $1,316)	1,316,198	1,316
Total Investments (99.2%) (Cost $25,912) (c)(d)(e)		32,441
Other Assets in Excess of Liabilities (0.8%)		258
Net Assets (100.0%)		$32,699

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $25,748,000 and 78.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,821,000 and the aggregate gross unrealized depreciation is approximately $1,292,000, resulting in net unrealized appreciation of approximately $6,529,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.2%
Banks	23.0
Information Technology Services	18.1
Food Products	9.5
Consumer Finance	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Argentina (6.0%)
Despegar.com Corp. (a)	795,453	$9,514

Brazil (1.6%)
Itau Unibanco Holding SA (Preference) ADR	353,687	2,451

Canada (4.6%)
Agnico Eagle Mines Ltd.	18,826	1,123
Canadian National Railway Co. (b)	26,429	3,481
First Quantum Minerals Ltd.	75,435	811
Teck Resources Ltd., Class B	22,537	1,032
Tourmaline Oil Corp.	17,229	805
		7,252
China (4.9%)
Alibaba Group Holding Ltd. ADR	79,831	5,776
Tencent Holdings Ltd. (c)	49,800	1,940
		7,716
Denmark (2.5%)
Novo Nordisk AS, Class B	30,981	3,974

France (11.5%)
Air Liquide SA	7,756	1,614
Airbus SE	23,428	4,316
Capgemini SE	7,866	1,810
Hermes International	336	859
L’Oreal SA	2,965	1,404
LVMH Moet Hennessy Louis Vuitton SE	1,873	1,685
Pernod Ricard SA	9,190	1,488
Sanofi SA	19,701	1,917
TotalEnergies SE	24,267	1,669
Verallia SA	35,612	1,384
		18,146
Germany (6.9%)
Linde PLC	11,005	5,093
Rheinmetall AG	5,856	3,293
Siemens AG (Registered)	12,911	2,465
		10,851
India (5.4%)
Apollo Hospitals Enterprise Ltd.	18,435	1,407
HDFC Bank Ltd. ADR	52,453	2,936
ICICI Bank Ltd.	100,578	1,326
Reliance Industries Ltd.	41,078	1,469
State Bank of India	145,889	1,321
		8,459
Ireland (1.7%)
Ryanair Holdings PLC ADR	18,488	2,692

Israel (1.1%)
CyberArk Software Ltd. (a)	6,700	1,780

Japan (9.0%)
FANUC Corp.	21,750	607
Hoya Corp.	5,900	738
Keyence Corp.	7,300	3,389
Nikon Corp. (b)	183,800	1,860
SMC Corp.	1,805	1,018
Sony Group Corp.	29,293	2,512
Sony Group Corp. ADR (b)	17,742	1,521
Tokyo Electron Ltd.	10,100	2,631
		14,276
Korea, Republic of (6.6%)
Hanwha Aerospace Co. Ltd.	10,945	1,688
Samsung Electronics Co. Ltd.	113,200	6,803
SK Hynix, Inc.	14,704	1,948
		10,439
Netherlands (4.5%)
ASML Holding NV	3,754	3,639
Universal Music Group NV	69,479	2,088
Wolters Kluwer NV	8,554	1,340
		7,067
Norway (1.0%)
Var Energi ASA	501,004	1,660

Singapore (2.8%)
Sea Ltd. ADR (a)	81,383	4,371

South Africa (3.6%)
Anglo American Platinum Ltd. (b)	40,646	1,649
Impala Platinum Holdings Ltd.	160,203	662
Northam Platinum Holdings Ltd.	128,516	766
Sibanye Stillwater Ltd.	183,225	209
Sibanye Stillwater Ltd. ADR (b)	179,556	846
Thungela Resources Ltd. (b)	244,892	1,561
		5,693
Switzerland (1.8%)
Nestle SA (Registered)	27,186	2,889

Taiwan (4.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	4,815
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,167	2,336
		7,151
United Kingdom (15.8%)
Anglo American PLC	71,035	1,750
AstraZeneca PLC	33,325	4,477
Diageo PLC	62,003	2,294
Experian PLC	57,812	2,519
Glencore PLC	1,109,725	6,090
Shell PLC	59,345	1,969
Unilever PLC	32,525	1,633
Unilever PLC ADR	28,801	1,446
Unilever PLC CVA	56,188	2,821
		24,999
United States (3.2%)
MercadoLibre, Inc. (a)	1,684	2,546
Vertex Pharmaceuticals, Inc. (a)	5,893	2,463
		5,009
Total Common Stocks (Cost $113,596)		156,389

Preferred Stock (0.8%)
United States (0.8%)
Neurogenesis, Inc., Series A (a)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,250

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Passport Overseas Equity Portfolio

	Shares	Value (000)
Short-Term Investments (0.5%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (f)	676,282	$676

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $52; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $53)	$52	52
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $25; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $25)	25	25
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $94; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $96)	94	94
		171
Total Securities held as Collateral on Loaned Securities (Cost $847)		847
Total Investments (100.3%) (Cost $115,693) Including $8,443 of Securities Loaned (g)(h)(i)(j)		158,486
Liabilities in Excess of Other Assets (–0.3%)		(435)
Net Assets (100.0%)		$158,051

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $8,443,000 and $8,789,000 respectively. The Fund received cash collateral of approximately $847,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $7,942,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2024 amounts to approximately $1,250,000 and represents 0.8% of net assets.
(e)	At March 31, 2024, the Fund held a fair valued security valued at approximately $1,250,000, representing 0.8% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(g)	The approximate fair value and percentage of net assets, $108,459,000 and 68.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(i)	Securities are available for collateral in connection with open futures contracts.
(j)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $52,202,000 and the aggregate gross unrealized depreciation is approximately $9,247,000, resulting in net unrealized appreciation of approximately $42,955,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments (cont’d)

Passport Overseas Equity Portfolio

Futures Contract:

The Fund had the following futures contract open at March 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
STOXX Europe Small 200 Index (Germany)	302	Jun-24	EUR	15	$5,496	$162

EUR	—	Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	46.0%
Semiconductors & Semiconductor Equipment	9.8
Metals & Mining	9.5
Pharmaceuticals	6.6
Hotels, Restaurants & Leisure	6.0
Aerospace & Defense	5.9
Oil, Gas & Consumable Fuels	5.8
Broadline Retail	5.3
Banks	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open futures contract with a value of approximately $5,496,000 and unrealized appreciation of approximately $162,000.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (93.7%)
Aerospace & Defense (5.7%)
Airbus SE (France)	674	$124
Axon Enterprise, Inc. (a)	21	7
Babcock International Group PLC (United Kingdom)	19,129	126
HEICO Corp., Class A	33	5
TransDigm Group, Inc.	5	6
		268
Beverages (0.1%)
Celsius Holdings, Inc. (a)	53	4

Broadline Retail (3.6%)
Amazon.com, Inc. (a)	930	168

Capital Markets (6.5%)
Intercontinental Exchange, Inc.	1,857	255
MSCI, Inc.	8	5
S&P Global, Inc.	109	46
		306
Chemicals (0.2%)
Ecolab, Inc.	24	5
Sherwin-Williams Co.	16	6
		11
Commercial Services & Supplies (4.1%)
Cintas Corp.	9	6
Copart, Inc. (a)	99	5
Rentokil Initial PLC (United Kingdom)	26,371	157
Rollins, Inc.	108	5
Veralto Corp.	212	19
		192
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	10	6

Consumer Staples Distribution & Retail (3.6%)
Dollar General Corp.	1,079	168

Distributors (0.5%)
Pool Corp.	54	22

Diversified Consumer Services (0.1%)
Service Corp. International	68	5

Entertainment (1.1%)
Netflix, Inc. (a)	64	39
Walt Disney Co.	115	14
		53
Food Products (0.5%)
McCormick & Co., Inc.	341	26

Ground Transportation (4.8%)
Union Pacific Corp.	913	225

Health Care Equipment & Supplies (0.1%)
Intuitive Surgical, Inc. (a)	15	6

Health Care Technology (1.1%)
Veeva Systems, Inc., Class A (a)	224	52

Hotels, Restaurants & Leisure (0.3%)
Domino’s Pizza, Inc.	11	5
McDonald’s Corp.	16	5
Starbucks Corp.	45	4
		14
Household Durables (3.2%)
NVR, Inc. (a)	6	48
Victoria PLC (United Kingdom) (a)	30,206	101
		149
Industrial Conglomerates (0.6%)
General Electric Co.	153	27

Information Technology Services (9.7%)
Cloudflare, Inc., Class A (a)	4,485	435
Gartner, Inc. (a)	48	23
		458
Insurance (0.5%)
Brown & Brown, Inc.	263	23

Life Sciences Tools & Services (9.4%)
Danaher Corp.	895	224
Eurofins Scientific SE (France)	2,693	172
Illumina, Inc. (a)	324	44
Thermo Fisher Scientific, Inc.	7	4
		444
Metals & Mining (2.1%)
Royal Gold, Inc.	814	99

Oil, Gas & Consumable Fuels (2.7%)
Cameco Corp. (Canada)	283	12
Texas Pacific Land Corp.	199	115
		127
Personal Care Products (0.5%)
Oddity Tech Ltd., Class A (Israel) (a)	500	22

Pharmaceuticals (5.0%)
Royalty Pharma PLC, Class A	7,567	230
Zoetis, Inc.	22	4
		234
Semiconductors & Semiconductor Equipment (1.0%)
ASML Holding NV (Registered) (Netherlands)	48	47

Software (7.0%)
Appfolio, Inc., Class A (a)	102	25
Cadence Design Systems, Inc. (a)	20	6
Guidewire Software, Inc. (a)	200	23
Lumine Group, Inc. (Canada) (a)	269	7
Procore Technologies, Inc. (a)	2,826	232
Roper Technologies, Inc.	9	5
Synopsys, Inc. (a)	10	6
Tyler Technologies, Inc. (a)	55	24
		328
Specialized REITs (4.6%)
American Tower Corp. REIT	1,093	216

Specialty Retail (7.8%)
AutoZone, Inc. (a)	8	25
Floor & Decor Holdings, Inc., Class A (a)	2,268	294
Home Depot, Inc.	60	23
Tractor Supply Co.	88	23
		365
Textiles, Apparel & Luxury Goods (6.6%)
Christian Dior SE (France)	132	111
On Holding AG, Class A (Switzerland) (a)	5,619	199
		310

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Permanence Portfolio

	Shares	Value (000)
Trading Companies & Distributors (0.6%)
Fastenal Co.	76	$6
Watsco, Inc.	50	21
		27
Total Common Stocks (Cost $3,728)		4,402

Investment Company (2.6%)
Grayscale Bitcoin Trust (a) (Cost $24)	1,921	121

No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	58	—

	Shares
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $69)	69,121	69
Total Investments Excluding Purchased Options (97.8%) (Cost $3,821)		4,592
Total Purchased Options Outstanding (0.2%) (Cost $19)		9
Total Investments (98.0%) (Cost $3,840) (c)(d)(e)(f)		4,601
Other Assets in Excess of Liabilities (2.0%)		94
Net Assets (100.0%)		$4,695

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $789,000 and 16.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	Securities are available for collateral in connection with purchased options.
(f)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $942,000 and the aggregate gross unrealized depreciation is approximately $181,000, resulting in net unrealized appreciation of approximately $761,000.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	1,105,323	$1,105	$—	@	$5	$(5)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan–25	1,103,570	1,104	4		4	(— @)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar–25	1,081,829	1,082	4		5	(1)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	1,263,287	1,263	1		5	(4)
							$9		$19	$(10)

@	Value is less than $500.

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.2%
Information Technology Services	10.0
Life Sciences Tools & Services	9.7
Specialty Retail	7.9
Software	6.9
Textiles, Apparel & Luxury Goods	6.8
Capital Markets	6.6
Aerospace & Defense	5.8
Pharmaceuticals	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.4%)
Banks (5.1%)
JPMorgan Chase & Co.	68,701	$13,761

Broadline Retail (4.7%)
Amazon.com, Inc. (a)	69,566	12,548

Building Products (1.4%)
Fortune Brands Innovations, Inc.	44,003	3,726

Capital Markets (6.2%)
Ameriprise Financial, Inc.	27,356	11,994
LPL Financial Holdings, Inc.	17,316	4,575
		16,569
Commercial Services & Supplies (2.6%)
Waste Management, Inc.	33,059	7,046

Consumer Staples Distribution & Retail (4.9%)
Costco Wholesale Corp.	14,468	10,600
Target Corp.	14,318	2,537
		13,137
Electric Utilities (1.0%)
NextEra Energy, Inc.	41,080	2,625

Entertainment (2.2%)
Netflix, Inc. (a)	9,670	5,873

Financial Services (6.1%)
Jack Henry & Associates, Inc.	34,708	6,030
Mastercard, Inc., Class A	21,289	10,252
		16,282
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	16,942	4,777

Household Durables (1.5%)
Lennar Corp., Class A	23,164	3,984

Insurance (7.7%)
Brown & Brown, Inc.	105,698	9,253
Progressive Corp.	55,098	11,395
		20,648
Interactive Media & Services (7.2%)
Alphabet, Inc., Class A (a)	127,587	19,257

Life Sciences Tools & Services (2.1%)
Danaher Corp.	11,469	2,864
West Pharmaceutical Services, Inc.	7,348	2,908
		5,772
Metals & Mining (1.3%)
Nucor Corp.	18,141	3,590

Oil, Gas & Consumable Fuels (3.2%)
Chevron Corp.	23,402	3,692
Valero Energy Corp.	29,535	5,041
		8,733
Pharmaceuticals (0.6%)
Eli Lilly & Co.	2,075	1,614

Semiconductors & Semiconductor Equipment (12.2%)
Applied Materials, Inc.	39,131	8,070
Lam Research Corp.	4,584	4,454
NVIDIA Corp.	22,414	20,252
		32,776
Software (11.5%)
Microsoft Corp.	64,543	27,154
Tyler Technologies, Inc. (a)	8,621	3,664
		30,818
Specialty Retail (5.1%)
Home Depot, Inc.	10,870	4,170
TJX Cos., Inc.	93,928	9,526
		13,696
Tech Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	89,056	15,271

Textiles, Apparel & Luxury Goods (2.2%)
Lululemon Athletica, Inc. (a)	14,843	5,798

Trading Companies & Distributors (3.1%)
United Rentals, Inc.	11,694	8,433
Total Common Stocks (Cost $180,408)		266,734

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (b) (Cost $3,422)	3,421,725	3,422
Total Investments (100.7%) (Cost $183,830) (c)(d)		270,156
Liabilities in Excess of Other Assets (–0.7%)		(1,812)
Net Assets (100.0%)		$268,344

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $86,552,000 and the aggregate gross unrealized depreciation is approximately $226,000, resulting in net unrealized appreciation of approximately $86,326,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.8%
Semiconductors & Semiconductor Equipment	12.1
Software	11.4
Insurance	7.6
Interactive Media & Services	7.1
Capital Markets	6.1
Financial Services	6.0
Tech Hardware, Storage & Peripherals	5.7
Banks	5.1
Specialty Retail	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

U.S. Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Apartments (7.8%)
AvalonBay Communities, Inc. REIT	1,208	$224
Mid-America Apartment Communities, Inc. REIT	1,022	135
		359
Data Centers (13.7%)
Digital Realty Trust, Inc. REIT	1,503	216
Equinix, Inc. REIT	500	413
		629
Free Standing (4.1%)
Essential Properties Realty Trust, Inc. REIT	7,046	188

Gaming (3.4%)
VICI Properties, Inc. REIT	5,244	156

Health Care (13.5%)
CareTrust REIT, Inc.	6,505	159
Chartwell Retirement Residences (Units) (Canada) (a)	6,184	56
Welltower, Inc. REIT	4,355	407
		622
Industrial (11.5%)
EastGroup Properties, Inc. REIT	740	133
Prologis, Inc. REIT	2,053	268
Rexford Industrial Realty, Inc. REIT	2,610	131
		532
Lodging/Resorts (3.4%)
Hilton Worldwide Holdings, Inc.	369	79
Ryman Hospitality Properties, Inc. REIT	666	77
		156
Manufactured Homes (2.9%)
Sun Communities, Inc. REIT	1,024	132

Office (2.2%)
Alexandria Real Estate Equities, Inc. REIT	800	103

Regional Malls (6.6%)
Macerich Co. REIT	1,973	34
Simon Property Group, Inc. REIT	1,729	270
		304
Self Storage (4.9%)
Public Storage REIT	783	227

Shopping Centers (4.4%)
Federal Realty Investment Trust REIT	1,100	112
Urban Edge Properties REIT	5,331	92
		204
Single Family Homes (3.9%)
American Homes 4 Rent Class A REIT	4,884	180

Specialty (6.4%)
Iron Mountain, Inc. REIT	2,105	169
Lamar Advertising Co. Class A REIT	1,048	125
		294
Telecommunications REITs (8.4%)
American Tower Corp. REIT	1,967	389

Timberland REITs (1.0%)
PotlatchDeltic Corp. REIT	963	45
Total Common Stocks (Cost $4,183)		4,520

Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.16% (b) (Cost $12)	12,149	12
Total Investments (98.3%) (Cost $4,195) (c)(d)		4,532
Other Assets in Excess of Liabilities (1.7%)		77
Net Assets (100.0%)		$4,609

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(d)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $362,000 and the aggregate gross unrealized depreciation is approximately $25,000, resulting in net unrealized appreciation of approximately $337,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.0%
Data Centers	13.9
Health Care	13.7
Industrial	11.7
Telecommunications REITs	8.6
Apartments	7.9
Regional Malls	6.7
Specialty	6.5
Self Storage	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Apartments (10.7%)
AvalonBay Communities, Inc. REIT	7,133	$1,324
Essex Property Trust, Inc. REIT	3,704	907
Mid-America Apartment Communities, Inc. REIT	5,969	785
		3,016
Data Centers (14.8%)
Digital Realty Trust, Inc. REIT	11,094	1,598
Equinix, Inc. REIT	3,123	2,577
		4,175
Free Standing (5.7%)
Agree Realty Corp. REIT	9,924	567
Essential Properties Realty Trust, Inc. REIT	10,689	285
NETSTREIT Corp. REIT	10,971	201
Realty Income Corp. REIT	10,389	562
		1,615
Gaming (3.7%)
VICI Properties, Inc. REIT	34,606	1,031

Health Care (10.8%)
CareTrust REIT, Inc.	23,983	585
Ventas, Inc. REIT	6,021	262
Welltower, Inc. REIT	23,526	2,198
		3,045
Industrial (15.0%)
Americold Realty Trust, Inc. REIT	13,380	333
EastGroup Properties, Inc. REIT	3,288	591
Prologis, Inc. REIT	19,602	2,553
Rexford Industrial Realty, Inc. REIT	14,920	751
		4,228
Lodging/Resorts (3.6%)
Hilton Worldwide Holdings, Inc.	1,125	240
Host Hotels & Resorts, Inc. REIT	23,665	489
Ryman Hospitality Properties, Inc. REIT	2,418	280
		1,009
Manufactured Homes (2.9%)
Sun Communities, Inc. REIT	6,401	823

Office (3.6%)
Alexandria Real Estate Equities, Inc. REIT	5,738	739
Kilroy Realty Corp. REIT	7,678	280
		1,019
Regional Malls (4.9%)
Simon Property Group, Inc. REIT	8,859	1,386

Self Storage (6.5%)
Extra Space Storage, Inc. REIT	2,099	308
Public Storage REIT	5,284	1,533
		1,841
Shopping Centers (5.6%)
Federal Realty Investment Trust REIT	4,123	421
Kimco Realty Corp. REIT	28,572	560
Kite Realty Group Trust REIT	15,940	346
Urban Edge Properties REIT	14,771	255
		1,582
Single Family Homes (4.4%)
American Homes 4 Rent Class A REIT	34,038	1,252

Specialty (5.4%)
Iron Mountain, Inc. REIT	12,270	984
Lamar Advertising Co. Class A REIT	4,418	528
		1,512
Telecommunications REITs (0.7%)
American Tower Corp. REIT	1,036	205
Total Common Stocks (Cost $24,897)		27,739

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.16% (a) (Cost $304)	303,948	304
Total Investments (99.4%) (Cost $25,201) (b)(c)		28,043
Other Assets in Excess of Liabilities (0.6%)		164
Net Assets (100.0%)		$28,207

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(b)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(c)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,631,000 and the aggregate gross unrealized depreciation is approximately $789,000, resulting in net unrealized appreciation of approximately $2,842,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.0%
Industrial	15.1
Data Centers	14.9
Health Care	10.9
Apartments	10.7
Self Storage	6.6
Free Standing	5.8
Shopping Centers	5.6
Specialty	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report – March 31, 2024 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (91.5%)
Biotechnology (27.6%)
4D Molecular Therapeutics, Inc. (a)	1,273	$41
Alnylam Pharmaceuticals, Inc. (a)	419	63
Altimmune, Inc. (a)(b)	4,159	42
Argenx SE ADR (Belgium) (a)	279	110
Ascendis Pharma AS ADR (Denmark) (a)	261	39
Beam Therapeutics, Inc. (a)	1,368	45
Exact Sciences Corp. (a)	1,207	83
Fate Therapeutics, Inc. (a)	1,572	12
Intellia Therapeutics, Inc. (a)	1,593	44
Moderna, Inc. (a)	372	40
Relay Therapeutics, Inc. (a)	1,230	10
Vertex Pharmaceuticals, Inc. (a)	276	115
		644
Health Care Equipment & Supplies (13.3%)
Align Technology, Inc. (a)	210	69
IDEXX Laboratories, Inc. (a)	94	51
Inspire Medical Systems, Inc. (a)	324	70
Intuitive Surgical, Inc. (a)	306	122
		312
Health Care Providers & Services (6.8%)
Agilon Health, Inc. (a)	7,354	45
UnitedHealth Group, Inc.	232	115
		160
Health Care Technology (5.4%)
Doximity, Inc., Class A (a)	1,353	36
Schrodinger, Inc. (a)	1,098	30
Veeva Systems, Inc., Class A (a)	259	60
		126
Life Sciences Tools & Services (22.2%)
10X Genomics, Inc., Class A (a)	2,049	77
AbCellera Biologics, Inc. (Canada) (a)(b)	3,223	15
Illumina, Inc. (a)	289	40
MaxCyte, Inc. (a)	14,540	61
Standard BioTools, Inc. (a)	33,298	90
Stevanato Group SpA (Italy)	1,793	57
Thermo Fisher Scientific, Inc.	213	124
West Pharmaceutical Services, Inc.	143	56
		520
Pharmaceuticals (15.5%)
ATAI Life Sciences NV (a)	8,904	18
Eli Lilly & Co.	294	229
GH Research PLC (a)	958	10
Royalty Pharma PLC, Class A	1,579	48
Zoetis, Inc.	340	57
		362
Specialty Retail (0.7%)
Chewy, Inc., Class A (a)	1,010	16
Total Common Stocks (Cost $2,509)		2,140

Short-Term Investments (8.2%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (c) (Cost $137)	137,447	137

Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.16% (c)	42,942	43

	Face Amount (000)
Repurchase Agreements(0.5%)
HSBC Securities USA, Inc., (5.33%, dated 3/28/24, due 4/1/24; proceeds $3; fully collateralized by U.S. Government obligations; 0.00% - 3.00% due 6/13/24 - 7/31/24; valued at $3)	3	3
Merrill Lynch & Co., Inc., (5.22%, dated 3/28/24, due 4/1/24; proceeds $2; fully collateralized by a U.S. Government obligation; 5.00% due 5/15/37; valued at $2)	2	2
Merrill Lynch & Co., Inc., (5.32%, dated 3/28/24, due 4/1/24; proceeds $6; fully collateralized by U.S. Government obligations; 0.25% - 4.50% due 1/15/25 - 5/15/53; valued at $6)	6	6
		11
Total Securities held as Collateral on Loaned Securities (Cost $54)		54
Total Short-Term Investments (Cost $191)		191
Total Investments (99.7%) (Cost $2,700) Including $57 of Securities Loaned (d)(e)		2,331
Other Assets in Excess of Liabilities (0.3%)		6
Net Assets (100.0%)		$2,337

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2024, were approximately $57,000 and $54,000 respectively. The Fund received cash collateral of approximately $54,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2024, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2024, the Fund did not engage in any cross-trade transactions.
(e)	At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $313,000 and the aggregate gross unrealized depreciation is approximately $682,000, resulting in net unrealized depreciation of approximately $369,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	28.3%
Life Sciences Tools & Services	22.8
Pharmaceuticals	15.9
Health Care Equipment & Supplies	13.7
Health Care Providers & Services	7.0
Short-Term Investments	6.1
Health Care Technology	5.5
Other**	0.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2024.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (8) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Advantage
Assets:
Common Stocks
Automobiles	$9,310	$—	$—	$9,310
Biotechnology	2,027	—	—	2,027
Broadline Retail	10,448	—	—	10,448
Capital Markets	3,785	—	—	3,785
Entertainment	8,711	—	—	8,711
Financial Services	1,070	9,912	—	10,982
Ground Transportation	18,291	—	—	18,291
Health Care Technology	3,387	—	—	3,387
Hotels, Restaurants & Leisure	28,413	—	—	28,413
Information Technology Services	43,472	—	—	43,472
Interactive Media & Services	4,007	—	—	4,007
Life Sciences Tools & Services	6,128	—	—	6,128
Media	11,663	—	—	11,663
Pharmaceuticals	8,986	—	—	8,986
Software	17,264	—	—	17,264
Specialized REITs	2,937	—	—	2,937
Specialty Retail	4,927	—	—	4,927
Total Common Stocks	184,826	9,912	—	194,738
Investment Company	5,538	—	—	5,538
Call Options Purchased	—	419	—	419
Short-Term Investment
Investment Company	3,408	—	—	3,408
Total Assets	193,772	10,331	—	204,103

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

American Resilience
Assets:
Common Stocks	$1,118	(1)	$—		$—	$1,118
Warrants	—		—	†	—	—	†
Short-Term Investment
Investment Company	24		—		—	24
Total Assets	1,142		—	†	—	1,142	†

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Asia Opportunity
Assets:
Common Stocks
Banks	$8,583	$16,148	$—	$24,731
Beverages	—	8,739	—	8,739
Broadline Retail	9,610	—	—	9,610
Consumer Finance	3,772	—	—	3,772
Food Products	—	2,791	—	2,791
Ground Transportation	6,059	—	—	6,059
Health Care Equipment & Supplies	—	2,337	—	2,337
Hotels, Restaurants & Leisure	9,935	18,632	—	28,567
Insurance	—	2,680	—	2,680
Interactive Media & Services	—	12,829	—	12,829
Real Estate Management & Development	5,107	2,020	—	7,127
Semiconductors & Semiconductor Equipment	—	6,115	—	6,115
Textiles, Apparel & Luxury Goods	—	8,700	—	8,700
Total Common Stocks	43,066	80,991	—	124,057
Short-Term Investment
Investment Company	5,895	—	—	5,895
Total Assets	$48,961	$80,991	$—	$129,952

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$—	@	$182	$—	$182
Air Freight & Logistics	—		76	—	76
Automobiles	455		—	—	455
Banks	149		17	—	166
Beverages	1		12	—	13
Biotechnology	605		1	—	606
Broadline Retail	654		3	—	657
Capital Markets	131		12	—	143
Chemicals	10		—	—	10
Commercial Services & Supplies	4		57	—	61
Consumer Finance	4		—	—	4
Consumer Staples Distribution & Retail	60		—	—	60
Distributors	—	@	—	—	—	@
Diversified Consumer Services	2		—	—	2
Entertainment	333		1	—	334
Financial Services	330		286	—	616
Food Products	—	@	3	—	3
Ground Transportation	323		—	—	323
Health Care Equipment & Supplies	7		22	—	29
Health Care Providers & Services	309		—	—	309
Health Care Technology	31		—	—	31
Hotels, Restaurants & Leisure	344		116	—	460
Household Durables	89		208	—	297
Industrial Conglomerates	—	@	—	—	—	@
Information Technology Services	1,485		—	—	1,485
Insurance	6		7	—	13
Interactive Media & Services	67		31	—	98
Leisure Products	41		—	—	41
Life Sciences Tools & Services	111		143	—	254
Media	298		—	—	298
Metals & Mining	26		—	—	26
Multi-Utilities	5		—	—	5
Oil, Gas & Consumable Fuels	28		—	—	28
Passenger Airlines	3		—	—	3
Personal Care Products	5		9	—	14
Pharmaceuticals	232		9	—	241
Real Estate Management & Development	12		2	—	14
Semiconductors & Semiconductor Equipment	15		25	—	40
Software	1,335		33	—	1,368
Specialized REITs	53		—	—	53
Specialty Retail	733		—	—	733
Tech Hardware, Storage & Peripherals	3		—	—	3
Textiles, Apparel & Luxury Goods	180		225	—	405
Trading Companies & Distributors	—	@	—	—	—	@
Total Common Stocks	8,479		1,480	—	9,959
Preferred Stocks
Financial Services	—		—	3	3
Software	—		—	43	43
Total Preferred Stocks	—		—	46	46

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Investment Company	248		—	—	248
Warrants	—	@	—	—	—	@
Call Options Purchased	—		15	—	15
Short-Term Investment
Investment Company	$552		$—	$—	$552
Total Assets	$9,279		$1,495	$46	$10,820

@	Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Counterpoint Global	Preferred Stocks (000)
Beginning Balance	$46
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$46
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Counterpoint Global	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$46	Market Transaction Method	Precedent Transaction	$26.00-$73.50/$67.62	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.8x	Increase
			Discount for Lack of Marketability	13.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Developing Opportunity
Assets:
Common Stocks
Banks	$3,800	$3,882	$—	$7,682
Beverages	—	1,997	—	1,997
Broadline Retail	5,473	470	—	5,943
Capital Markets	340	—	—	340
Consumer Finance	666	—	—	666
Food Products	—	515	—	515
Ground Transportation	1,587	—	—	1,587
Health Care Equipment & Supplies	—	407	—	407
Hotels, Restaurants & Leisure	2,216	4,583	—	6,799
Information Technology Services	761	—	—	761
Interactive Media & Services	—	2,765	—	2,765
Real Estate Management & Development	1,072	400	—	1,472
Semiconductors & Semiconductor Equipment	—	1,703	—	1,703
Textiles, Apparel & Luxury Goods	—	1,957	—	1,957
Total Common Stocks	15,915	18,679	—	34,594
Short-Term Investment
Investment Company	586	—	—	586
Total Assets	$16,501	$18,679	$—	$35,180

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Emerging Markets ex China
Assets:
Common Stocks
Air Freight & Logistics	$—	$42	$—	$42
Automobiles	—	395	—	395
Banks	84	1,396	—	1,480
Beverages	—	33	—	33
Broadline Retail	—	88	—	88
Capital Markets	101	38	—	139
Chemicals	—	67	—	67
Commercial Services & Supplies	—	39	—	39
Construction & Engineering	—	87	—	87
Consumer Finance	—	89	—	89
Consumer Staples Distribution & Retail	100	180	—	280
Containers & Packaging	—	82	—	82
Electrical Equipment	82	—	—	82
Electronic Equipment, Instruments & Components	19	150	—	169
Financial Services	—	76	—	76
Food Products	—	224	—	224
Ground Transportation	91	—	—	91
Health Care Providers & Services	—	153	—	153
Hotels, Restaurants & Leisure	68	—	—	68
Information Technology Services	56	89	—	145
Insurance	—	417	—	417
Machinery	—	35	—	35
Metals & Mining	—	480	—	480
Oil, Gas & Consumable Fuels	—	228	—	228
Paper & Forest Products	—	32	—	32
Real Estate Management & Development	—	92	—	92
Semiconductors & Semiconductor Equipment	—	1,126	—	1,126
Tech Hardware, Storage & Peripherals	—	476	—	476
Transportation Infrastructure	66	—	—	66
Total Common Stocks	667	6,114	—	6,781
Short-Term Investment
Investment Company	167	—	—	167
Total Assets	$834	$6,114	$—	$6,948

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Automobiles	$—	$8,888	$—	$8,888
Banks	20,667	20,983	—	41,650
Beverages	3,539	1,227	—	4,766
Broadline Retail	18,419	—	—	18,419
Building Products	—	5,751	—	5,751
Chemicals	—	10,308	—	10,308
Consumer Finance	—	12,415	—	12,415
Consumer Staples Distribution & Retail	6,738	11,643	—	18,381
Electrical Equipment	132	17,205	—	17,337
Electronic Equipment, Instruments & Components	—	7,289	—	7,289
Food Products	—	1,287	—	1,287
Ground Transportation	9,637	—	—	9,637
Information Technology Services	10,742	—	—	10,742
Machinery	—	2,674	—	2,674
Pharmaceuticals	—	1,458	—	1,458
Real Estate Management & Development	—	2,639	—	2,639
Semiconductors & Semiconductor Equipment	—	27,158	—	27,158
Specialty Retail	—	12,145	—	12,145
Textiles, Apparel & Luxury Goods	—	21,739	—	21,739
Transportation Infrastructure	1,252	7,073	—	8,325
Total Common Stocks	71,126	171,882	—	243,008
Short-Term Investment
Investment Company	5,227	—	—	5,227
Total Assets	$76,353	$171,882	$—	$248,235

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$3,108	$—	$3,108
Automobiles	—	30,990	—	30,990
Banks	8,469	96,520	—	104,989
Beverages	—	10,014	—	10,014
Broadline Retail	—	17,234	—	17,234
Capital Markets	4,747	4,333	—	9,080
Chemicals	—	4,342	—	4,342
Construction & Engineering	—	5,772	—	5,772
Consumer Finance	—	4,836	—	4,836
Consumer Staples Distribution & Retail	5,336	7,939	—	13,275
Electrical Equipment	5,604	11,091	—	16,695
Electronic Equipment, Instruments & Components	1,297	9,414	—	10,711
Entertainment	—	3,639	—	3,639
Financial Services	—	5,034	—	5,034
Food Products	—	17,200	—	17,200
Ground Transportation	6,661	—	—	6,661
Health Care Providers & Services	—	4,125	—	4,125
Hotels, Restaurants & Leisure	9,252	4,631	—	13,883
Industrial Conglomerates	—	4,383	—	4,383
Information Technology Services	2,255	6,185	—	8,440
Insurance	—	27,430	—	27,430
Interactive Media & Services	1,633	18,821	—	20,454
Machinery	—	6,517	—	6,517
Metals & Mining	—	21,262	—	21,262
Oil, Gas & Consumable Fuels	3,941	13,087	—	17,028
Personal Care Products	—	2,384	—	2,384
Pharmaceuticals	—	2,952	—	2,952
Real Estate Management & Development	1,087	4,252	—	5,339
Semiconductors & Semiconductor Equipment	—	64,411	—	64,411
Specialty Retail	—	1,174	—	1,174
Tech Hardware, Storage & Peripherals	—	30,762	—	30,762
Textiles, Apparel & Luxury Goods	—	7,118	—	7,118
Total Common Stocks	50,282	450,960	—	501,242
Short-Term Investments
Investment Company	16,671	—	—	16,671
Total Assets	$66,953	$450,960	$—	$517,913

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$9,336	$—	$—	$9,336
Banks	7,701	—	—	7,701
Capital Markets	15,251	—	—	15,251
Commercial Services & Supplies	5,689	—	—	5,689
Construction Materials	11,862	—	—	11,862
Consumer Staples Distribution & Retail	8,348	—	—	8,348
Electric Utilities	1,962	—	—	1,962
Entertainment	13,401	—	—	13,401
Financial Services	8,891	—	—	8,891
Insurance	9,514	—	—	9,514
Interactive Media & Services	744	—	—	744
Life Sciences Tools & Services	1,321	—	—	1,321
Semiconductors & Semiconductor Equipment	21,341	—	—	21,341
Software	14,740	—	—	14,740
Textiles, Apparel & Luxury Goods	4,221	—	—	4,221
Trading Companies & Distributors	15,745	—	—	15,745
Total Common Stocks	150,067	—	—	150,067
Short-Term Investment
Investment Company	3,939	—	—	3,939
Total Assets	$154,006	$—	$—	$154,006

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Automobiles	$1,752	$—	$—	$1,752
Banks	1,695	—	—	1,695
Broadline Retail	1,174	—	—	1,174
Building Products	598	—	—	598
Capital Markets	1,695	—	—	1,695
Chemicals	550	—	—	550
Commercial Services & Supplies	84	—	—	84
Construction Materials	2,075	—	—	2,075
Consumer Staples Distribution & Retail	227	—	—	227
Diversified Telecommunication Services	364	—	—	364
Electric Utilities	302	—	—	302
Entertainment	1,199	—	—	1,199
Financial Services	1,351	—	—	1,351
Health Care Technology	109	—	—	109
Hotels, Restaurants & Leisure	416	—	—	416
Household Durables	210	—	—	210
Insurance	1,343	—	—	1,343
Interactive Media & Services	1,284	—	—	1,284
Life Sciences Tools & Services	392	—	—	392
Metals & Mining	167	—	—	167
Oil, Gas & Consumable Fuels	980	—	—	980
Passenger Airlines	395	—	—	395
Pharmaceuticals	93	—	—	93
Professional Services	128	—	—	128
Semiconductors & Semiconductor Equipment	2,673	—	—	2,673
Software	2,435	—	—	2,435
Specialty Retail	977	—	—	977
Tech Hardware, Storage & Peripherals	1,272	—	—	1,272
Textiles, Apparel & Luxury Goods	470	624	—	1,094
Trading Companies & Distributors	1,687	—	—	1,687
Total Common Stocks	28,097	624	—	28,721
Short-Term Investment
Investment Company	299	—	—	299
Total Assets	$28,396	$624	$—	$29,020

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$—	$2,239	$—	$2,239
Biotechnology	1,133	—	—	1,133
Broadline Retail	2,797	—	—	2,797
Capital Markets	1,217	—	—	1,217
Entertainment	2,395	—	—	2,395
Financial Services	1,702	1,782	—	3,484
Health Care Providers & Services	1,797	—	—	1,797
Hotels, Restaurants & Leisure	—	1,077	—	1,077
Household Durables	2,352	3,475	—	5,827
Information Technology Services	3,139	—	—	3,139
Life Sciences Tools & Services	678	2,200	—	2,878
Pharmaceuticals	1,653	—	—	1,653
Software	6,526	1,124	—	7,650
Specialty Retail	6,851	—	—	6,851
Total Common Stocks	32,240	11,897	—	44,137
Short-Term Investments
Investment Company	1,067	—	—	1,067
Repurchase Agreements	—	59	—	59
Total Short-Term Investments	1,067	59	—	1,126
Total Assets	$33,307	$11,956	$—	$45,263

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Focus Real Estate
Assets:
Common Stocks
Data Centers	$430	$—	$—	$430
Diversified	—	584	—	584
Health Care	414	—	—	414
Industrial	339	202	—	541
Industrial/Office Mixed	—	39	—	39
Lodging/Resorts	94	107	—	201
Office	65	40	—	105
Residential	507	177	—	684
Retail	408	119	—	527
Self Storage	150	34	—	184
Specialty	270	—	—	270
Telecommunications REITs	259	—	—	259
Timberland REITs	21	—	—	21
Total Common Stocks	2,957	1,302	—	4,259
Short-Term Investment
Investment Company	12	—	—	12
Total Assets	$2,969	$1,302	$—	$4,271

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$122,983	$133,882	$—	$256,865
Capital Markets	190,191	—	—	190,191
Commercial Services & Supplies	13,255	—	—	13,255
Electronic Equipment, Instruments & Components	65,410	—	—	65,410
Entertainment	—	23,243	—	23,243
Financial Services	186,811	—	—	186,811
Health Care Equipment & Supplies	254,187	—	—	254,187
Health Care Providers & Services	106,322	—	—	106,322
Household Products	77,219	98,707	—	175,926
Information Technology Services	166,244	—	—	166,244
Insurance	156,796	—	—	156,796
Life Sciences Tools & Services	183,136	—	—	183,136
Machinery	53,268	—	—	53,268
Personal Care Products	—	78,156	—	78,156
Pharmaceuticals	25,410	—	—	25,410
Professional Services	186,465	164,484	—	350,949
Software	321,976	203,568	—	525,544
Textiles, Apparel & Luxury Goods	—	46,189	—	46,189
Tobacco	81,372	—	—	81,372
Total Common Stocks	2,191,045	748,229	—	2,939,274
Short-Term Investment
Investment Company	49,584	—	—	49,584
Total Assets	$2,240,629	$748,229	$—	$2,988,858

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$15,407	$—	$15,407
Communications	26,990	9,749	—	36,739
Diversified	7,462	16,489	—	23,951
Electricity Transmission & Distribution	22,755	14,412	—	37,167
Oil & Gas Storage & Transportation	85,384	3,007	—	88,391
Others	28,093	1,728	—	29,821
Railroads	1,111	2,133	—	3,244
Toll Roads	—	6,815	—	6,815
Water	4,597	5,320	—	9,917
Total Common Stocks	176,392	75,060	—	251,452
Short-Term Investment
Investment Company	838	—	—	838
Total Assets	$177,230	$75,060	$—	$252,290

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Automobiles	$3,473	$—	$—	$3,473
Banks	431	—	—	431
Biotechnology	1,577	—	—	1,577
Broadline Retail	11,163	—	—	11,163
Chemicals	164	—	—	164
Entertainment	3,767	—	—	3,767
Financial Services	4,491	6,045	—	10,536
Ground Transportation	3,497	—	—	3,497
Health Care Providers & Services	1,298	—	—	1,298
Hotels, Restaurants & Leisure	6,390	—	—	6,390
Information Technology Services	14,432	—	—	14,432
Leisure Products	286	—	—	286
Media	3,306	—	—	3,306
Pharmaceuticals	3,334	—	—	3,334
Software	4,985	—	—	4,985
Specialty Retail	3,857	—	—	3,857
Total Common Stocks	66,451	6,045	—	72,496
Preferred Stock
Software	—	—	17	17
Investment Company	2,054	—	—	2,054
Call Options Purchased	—	155	—	155
Short-Term Investment
Investment Company	1,770	—	—	1,770
Total Assets	$70,275	$6,200	$17	$76,492

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Insight	Preferred Stock (000)
Beginning Balance	$19
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(2)
Realized gains (losses)	—
Ending Balance	$17
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$(2)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$17	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.8x	Increase
			Discount for Lack of Marketability	11.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	8.7x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$126,976	$—		$126,976
Banks	141,526	100,243	—		241,769
Broadline Retail	390,489	—	—		390,489
Electronic Equipment, Instruments & Components	—	41,505	—	†	41,505	†
Entertainment	257,233	—	—		257,233
Financial Services	229,045	29,127	—		258,172
Ground Transportation	304,657	—	—		304,657
Hotels, Restaurants & Leisure	196,261	89,630	—		285,891
Information Technology Services	135,770	—	—		135,770
Interactive Media & Services	184,725	19,605	—		204,330
Software	448,219	—	—		448,219
Textiles, Apparel & Luxury Goods	72,057	221,146	—		293,203
Total Common Stocks	2,359,982	628,232	—	†	2,988,214	†
Short-Term Investment
Investment Company	119,058	—	—		119,058
Total Assets	$2,479,040	$628,232	$—	†	$3,107,272	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$—	$415		$—	$415
Automobiles	6	—		—	6
Banks	22	—		—	22
Beverages	4	17		—	21
Broadline Retail	158	—		—	158
Capital Markets	289	—		—	289
Chemicals	6	—		—	6
Commercial Services & Supplies	19	233		—	252
Consumer Staples Distribution & Retail	121	—		—	121
Entertainment	—	6		—	6
Ground Transportation	220	—		—	220
Health Care Equipment & Supplies	—	23		—	23
Household Durables	—	148		—	148
Information Technology Services	417	—		—	417
Insurance	22	—		—	22
Life Sciences Tools & Services	156	225		—	381
Metals & Mining	101	—		—	101
Oil, Gas & Consumable Fuels	111	—		—	111
Personal Care Products	—	6		—	6
Pharmaceuticals	272	—		—	272
Real Estate Management & Development	5	—		—	5
Semiconductors & Semiconductor Equipment	44	—		—	44
Software	254	—		—	254
Specialized REITs	205	—		—	205
Specialty Retail	225	—		—	225
Textiles, Apparel & Luxury Goods	302	190		—	492
Total Common Stocks	2,959	1,263		—	4,222
Investment Company	116	—		—	116
Warrants	—	—	†	—	—	†
Call Options Purchased	—	12		—	12
Short-Term Investment
Investment Company	8	—		—	8
Total Assets	$3,083	$1,275	†	$—	$4,358	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Data Centers	$3,858	$—	$—	$3,858
Diversified	—	6,024	—	6,024
Health Care	3,274	279	—	3,553
Industrial	3,628	1,543	—	5,171
Industrial/Office Mixed	—	719	—	719
Lodging/Resorts	862	937	—	1,799
Office	817	696	—	1,513
Residential	5,024	1,391	—	6,415
Retail	4,112	1,379	—	5,491
Self Storage	1,646	432	—	2,078
Specialty	1,673	—	—	1,673
Telecommunications REITs	185	—	—	185
Total Common Stocks	25,079	13,400	—	38,479
Short-Term Investment
Investment Company	368	—	—	368
Total Assets	$25,447	$13,400	$—	$38,847

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$2,983	$—		$—	$2,983
Capital Markets	5,737	1,927		—	7,664
Commercial Services & Supplies	386	—		—	386
Electronic Equipment, Instruments & Components	2,078	—		—	2,078
Entertainment	—	934		—	934
Financial Services	6,298	—		—	6,298
Health Care Equipment & Supplies	8,349	—		—	8,349
Health Care Providers & Services	3,584	—		—	3,584
Household Products	3,276	2,508		—	5,784
Information Technology Services	5,101	—		—	5,101
Insurance	5,742	2,128		—	7,870
Interactive Media & Services	3,374	—		—	3,374
Life Sciences Tools & Services	12,029	—		—	12,029
Machinery	1,732	1,453		—	3,185
Personal Care Products	—	2,384		—	2,384
Pharmaceuticals	773	—		—	773
Professional Services	6,521	4,822		—	11,343
Semiconductors & Semiconductor Equipment	5,258	—		—	5,258
Software	12,959	6,517		—	19,476
Total Common Stocks	86,180	22,673		—	108,853
Warrants	—	—	†	—	—	†
Short-Term Investment
Investment Company	1,385	—		—	1,385
Total Assets	$87,565	$22,673	†	$—	$110,238	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$262,081	$—	$—		$262,081
Biotechnology	53,493	—	—		53,493
Broadline Retail	213,190	—	—		213,190
Capital Markets	95,700	—	—		95,700
Chemicals	12,535	—	—		12,535
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	233,767	—	—		233,767
Financial Services	241,179	194,599	—		435,778
Ground Transportation	386,644	—	—		386,644
Health Care Providers & Services	49,117	—	—		49,117
Health Care Technology	29,204	—	—		29,204
Hotels, Restaurants & Leisure	720,212	—	—		720,212
Information Technology Services	1,135,772	—	—		1,135,772
Leisure Products	19,890	—	—		19,890
Life Sciences Tools & Services	20,226	—	—		20,226
Media	334,756	—	—		334,756
Pharmaceuticals	225,572	—	—		225,572
Software	403,952	—	—		403,952
Specialty Retail	276,404	—	—		276,404
Total Common Stocks	4,713,694	194,599	—	†	4,908,293	†
Preferred Stocks
Financial Services	—	—	16,628		16,628
Software	—	—	131,546		131,546
Total Preferred Stocks	—	—	148,174		148,174
Investment Company	147,264	—	—		147,264
Call Options Purchased	—	8,982	—		8,982
Short-Term Investments
Investment Company	459,751	—	—		459,751
Repurchase Agreements	—	3,542	—		3,542
Total Short-Term Investments	459,751	3,542	—		463,293
Total Assets	5,320,709	207,123	148,174	†	5,676,006	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$145,889
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		2,285
Realized gains (losses)	—		—
Ending Balance	$—	†	$148,174
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$—		$2,285

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$148,174	Market Transaction Method	Precedent Transaction	$26.00-$73.50/$65.68	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.8x	Increase
			Discount for Lack of Marketability	13.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Biotechnology	$15,939	$—		$—	$15,939
Broadline Retail	23,206	—		—	23,206
Chemicals	1,580	—		—	1,580
Consumer Staples Distribution & Retail	19,483	—		—	19,483
Diversified Consumer Services	1,242	—		—	1,242
Financial Services	25,751	—		—	25,751
Ground Transportation	6,317	—		—	6,317
Health Care Equipment & Supplies	1,459	—		—	1,459
Health Care Providers & Services	14,237	—		—	14,237
Health Care Technology	10,885	—		—	10,885
Hotels, Restaurants & Leisure	551	—		—	551
Household Durables	—	5,753		—	5,753
Information Technology Services	49,028	—		—	49,028
Leisure Products	14,787	—		—	14,787
Life Sciences Tools & Services	20,261	—		—	20,261
Media	4,642	—		—	4,642
Metals & Mining	646	—		—	646
Passenger Airlines	1,821	—		—	1,821
Personal Care Products	4,234	—		—	4,234
Pharmaceuticals	2,089	—		—	2,089
Real Estate Management & Development	4,115	—		—	4,115
Software	101,728	—		—	101,728
Specialty Retail	42,582	—		—	42,582
Tech Hardware, Storage & Peripherals	2,152	—		—	2,152
Textiles, Apparel & Luxury Goods	24,463	—		—	24,463
Total Common Stocks	393,198	5,753		—	398,951
Preferred Stocks
Health Care Technology	—	—		5,198	5,198
Software	—	—		3,209	3,209
Total Preferred Stocks	—	—		8,407	8,407
Investment Company	11,039	—		—	11,039
Warrants	—	—	†	—	—	†
Call Options Purchased	—	885		—	885
Short-Term Investments
Investment Company	8,641	—		—	8,641
Repurchase Agreements	—	1,650		—	1,650
Total Short-Term Investments	8,641	1,650		—	10,291
Total Assets	412,878	8,288	†	8,407	429,573	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)
Beginning Balance	$8,692
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(285)
Realized gains (losses)	—
Ending Balance	$8,407
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$(285)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$8,407	Discounted Cash Flow	Weighted Average Cost of Capital	14.0%-18.0%/15.8%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-19.2x/3.9x	Increase
			Discount for Lack of Marketability	11.0%-18.0%/15.3%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.7x-15.2x/5.7x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$225,271	$—	$225,271
Banks	94,483	84,430	—	178,913
Beverages	—	42,532	—	42,532
Broadline Retail	152,081	—	—	152,081
Capital Markets	96,608	86,366	—	182,974
Electronic Equipment, Instruments & Components	—	163,977	—	163,977
Entertainment	119,920	—	—	119,920
Financial Services	—	123,325	—	123,325
Food Products	—	53,926	—	53,926
Ground Transportation	128,648	—	—	128,648
Health Care Equipment & Supplies	—	153,030	—	153,030
Hotels, Restaurants & Leisure	—	100,374	—	100,374
Information Technology Services	123,218	—	—	123,218
Insurance	—	61,460	—	61,460
Interactive Media & Services	—	57,836	—	57,836
Multi-Utilities	62,868	—	—	62,868
Personal Care Products	—	49,639	—	49,639
Pharmaceuticals	—	55,821	—	55,821
Semiconductors & Semiconductor Equipment	—	339,585	—	339,585
Textiles, Apparel & Luxury Goods	95,839	694,739	—	790,578
Total Common Stocks	873,665	2,292,311	—	3,165,976
Short-Term Investments
Investment Company	152,305	—	—	152,305
Repurchase Agreements	—	7,712	—	7,712
Total Short-Term Investments	152,305	7,712	—	160,017
Total Assets	$1,025,970	$2,300,023	$—	$3,325,993

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$30,380		$—	$30,380
Air Freight & Logistics	—	20,181		—	20,181
Banks	—	65,497		—	65,497
Beverages	—	106,767		—	106,767
Capital Markets	—	36,242		—	36,242
Electrical Equipment	—	29,414		—	29,414
Electronic Equipment, Instruments & Components	—	70,271		—	70,271
Entertainment	—	29,475		—	29,475
Food Products	—	18,203		—	18,203
Health Care Equipment & Supplies	—	22,610		—	22,610
Hotels, Restaurants & Leisure	—	30,917		—	30,917
Household Durables	—	8,671		—	8,671
Household Products	—	23,378		—	23,378
Insurance	—	102,077		—	102,077
Interactive Media & Services	—	16,121		—	16,121
Life Sciences Tools & Services	—	32,564		—	32,564
Machinery	—	85,866		—	85,866
Metals & Mining	34,069	25,720		—	59,789
Oil, Gas & Consumable Fuels	13,805	67,844		—	81,649
Personal Care Products	—	42,506		—	42,506
Pharmaceuticals	—	105,420		—	105,420
Professional Services	—	53,000		—	53,000
Semiconductors & Semiconductor Equipment	23,002	26,167		—	49,169
Software	40,383	47,897		—	88,280
Tech Hardware, Storage & Peripherals	—	29,315		—	29,315
Textiles, Apparel & Luxury Goods	—	47,742		—	47,742
Tobacco	—	21,243		—	21,243
Total Common Stocks	111,259	1,195,488		—	1,306,747
Warrants	—	—	†	—	—	†
Short-Term Investment
Investment Company	21,281	—		—	21,281
Total Assets	$132,540	$1,195,488	†	$—	$1,328,028	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$57,867	$—	$57,867
Banks	82,594	77,619	—	160,213
Beverages	—	25,607	—	25,607
Biotechnology	—	3,758	—	3,758
Broadline Retail	116,364	—	—	116,364
Capital Markets	—	15,050	—	15,050
Electronic Equipment, Instruments & Components	—	32,080	—	32,080
Entertainment	43,800	—	—	43,800
Financial Services	—	35,799	—	35,799
Ground Transportation	37,357	—	—	37,357
Hotels, Restaurants & Leisure	41,486	81,606	—	123,092
Information Technology Services	56,554	—	—	56,554
Interactive Media & Services	—	29,850	—	29,850
Semiconductors & Semiconductor Equipment	—	63,041	—	63,041
Specialty Retail	—	20,853	—	20,853
Textiles, Apparel & Luxury Goods	57,913	129,261	—	187,174
Total Common Stocks	436,068	572,391	—	1,008,459
Short-Term Investments
Investment Company	13,572	—	—	13,572
Repurchase Agreements	—	1,205	—	1,205
Total Short-Term Investments	13,572	1,205	—	14,777
Total Assets	$449,640	$573,596	$—	$1,023,236

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

International Resilience
Assets:
Common Stocks
Beverages	$—	$164		$—	$164
Capital Markets	—	62		—	62
Electrical Equipment	—	51		—	51
Electronic Equipment, Instruments & Components	—	150		—	150
Entertainment	—	54		—	54
Financial Services	48	—		—	48
Health Care Equipment & Supplies	—	67		—	67
Hotels, Restaurants & Leisure	—	27		—	27
Household Products	36	39		—	75
Insurance	—	38		—	38
Interactive Media & Services	—	35		—	35
Life Sciences Tools & Services	68	53		—	121
Machinery	—	111		—	111
Personal Care Products	—	106		—	106
Pharmaceuticals	—	128		—	128
Professional Services	—	119		—	119
Semiconductors & Semiconductor Equipment	42	38		—	80
Software	66	96		—	162
Textiles, Apparel & Luxury Goods	—	83		—	83
Total Common Stocks	260	1,421		—	1,681
Warrants	—	—	†	—	—	†
Short-Term Investment
Investment Company	13	—		—	13
Total Assets	273	1,421	†	—	1,694	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

Multi-Asset Real Return
Assets:
Common Stocks
Energy Equipment & Services	$40	$5		$—	$45
Oil, Gas & Consumable Fuels	479	366		—	845
Total Common Stocks	519	371		—	890
U.S. Treasury Securities	—	14,389		—	14,389
Short-Term Investment
Investment Company	6,615	—		—	6,615
Foreign Currency Forward Exchange Contracts	—	—	@	—	—	@
Futures Contracts	263	—		—	263
Centrally Cleared Interest Rate Swap Agreements	—	109		—	109
Total Assets	7,397	14,869		—	22,266
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—	@)	—	(—	@)
Centrally Cleared Interest Rate Swap Agreements	—	(130)		—	(130)
Total Liabilities	—	(130)		—	(130)
Total	$7,397	$14,739		$—	$22,136

@	Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Next Gen Emerging Markets
Assets:
Common Stocks
Automobile Components	$—	$354	$—	$354
Banks	—	7,509	—	7,509
Broadline Retail	1,157	—	—	1,157
Building Products	—	573	—	573
Consumer Finance	120	1,564	—	1,684
Consumer Staples Distribution & Retail	—	355	—	355
Entertainment	—	1,009	—	1,009
Food Products	—	3,086	—	3,086
Health Care Providers & Services	—	959	—	959
Hotels, Restaurants & Leisure	689	326	—	1,015
Information Technology Services	1,847	4,024	—	5,871
Metals & Mining	—	892	—	892
Oil, Gas & Consumable Fuels	—	1,092	—	1,092
Pharmaceuticals	—	695	—	695
Real Estate Management & Development	—	512	—	512
Software	—	642	—	642
Specialty Retail	—	1,503	—	1,503
Textiles, Apparel & Luxury Goods	—	1,309	—	1,309
Wireless Telecommunication Services	—	908	—	908
Total Common Stocks	3,813	27,312	—	31,125
Short-Term Investment
Investment Company	1,316	—	—	1,316
Total Assets	$5,129	$27,312	$—	$32,441

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Passport Overseas Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$9,297	$—	$9,297
Banks	5,387	2,647	—	8,034
Beverages	—	3,782	—	3,782
Biotechnology	2,463	—	—	2,463
Broadline Retail	8,322	—	—	8,322
Chemicals	—	6,707	—	6,707
Containers & Packaging	—	1,384	—	1,384
Electronic Equipment, Instruments & Components	—	3,389	—	3,389
Entertainment	4,371	2,088	—	6,459
Food Products	—	2,889	—	2,889
Ground Transportation	3,481	—	—	3,481
Health Care Equipment & Supplies	—	738	—	738
Health Care Providers & Services	—	1,407	—	1,407
Hotels, Restaurants & Leisure	9,514	—	—	9,514
Household Durables	1,521	4,372	—	5,893
Industrial Conglomerates	—	2,465	—	2,465
Information Technology Services	—	1,810	—	1,810
Interactive Media & Services	—	1,940	—	1,940
Machinery	—	1,625	—	1,625
Metals & Mining	3,812	11,126	—	14,938
Oil, Gas & Consumable Fuels	805	8,328	—	9,133
Passenger Airlines	2,692	—	—	2,692
Personal Care Products	1,446	5,858	—	7,304
Pharmaceuticals	—	10,368	—	10,368
Professional Services	—	3,859	—	3,859
Semiconductors & Semiconductor Equipment	2,336	13,033	—	15,369
Software	1,780	—	—	1,780
Tech Hardware, Storage & Peripherals	—	6,803	—	6,803
Textiles, Apparel & Luxury Goods	—	2,544	—	2,544
Total Common Stocks	47,930	108,459	—	156,389
Preferred Stock
Biotechnology	—	—	1,250	1,250
Short-Term Investments
Investment Company	676	—	—	676
Repurchase Agreements	—	171	—	171
Total Short-Term Investments	676	171	—	847
Futures Contract	162	—	—	162
Total Assets	$48,768	$108,630	$1,250	$158,648

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Passport Overseas Equity	Preferred Stock (000)
Beginning Balance	$1,250
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,250
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2024	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2024:

Passport Overseas Equity	Fair Value at March 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$1,250	Market Transaction Method	Precedent Transaction	$38.24	Increase

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

Permanence
Assets:
Common Stocks
Aerospace & Defense	$18	$249		$—	$267
Beverages	4	—		—	4
Broadline Retail	168	—		—	168
Capital Markets	305	—		—	305
Chemicals	12	—		—	12
Commercial Services & Supplies	36	157		—	193
Construction Materials	6	—		—	6
Consumer Staples Distribution & Retail	168	—		—	168
Distributors	22	—		—	22
Diversified Consumer Services	5	—		—	5
Entertainment	53	—		—	53
Food Products	26	—		—	26
Ground Transportation	225	—		—	225
Health Care Equipment & Supplies	6	—		—	6
Health Care Technology	52	—		—	52
Hotels, Restaurants & Leisure	14	—		—	14
Household Durables	49	101		—	150
Industrial Conglomerates	27	—		—	27
Information Technology Services	458	—		—	458
Insurance	23	—		—	23
Life Sciences Tools & Services	272	171		—	443
Metals & Mining	99	—		—	99
Oil, Gas & Consumable Fuels	127	—		—	127
Personal Care Products	22	—		—	22
Pharmaceuticals	234	—		—	234
Semiconductors & Semiconductor Equipment	47	—		—	47
Software	327	—		—	327
Specialized REITs	216	—		—	216
Specialty Retail	365	—		—	365
Textiles, Apparel & Luxury Goods	199	111		—	310
Trading Companies & Distributors	28	—		—	28
Total Common Stocks	3,613	789		—	4,402
Investment Company	121	—		—	121
Warrants	—	—	†	—	—	†
Call Options Purchased	—	9		—	9
Short-Term Investment
Investment Company	69	—		—	69
Total Assets	$3,803	$798	†	$—	$4,601	†

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

US Core
Assets:
Common Stocks	$266,734	(1)	$—	$—	$266,734
Short-Term Investment
Investment Company	3,422		—	—	3,422
Total Assets	270,156		—	—	270,156

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

U.S. Focus Real Estate
Assets:
Common Stocks	$4,520	(1)	$—	$—	$4,520
Short-Term Investment
Investment Company	12		—	—	12
Total Assets	4,532		—	—	4,532

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

U.S. Real Estate
Assets:
Common Stocks	$27,739	(1)	$—	$—	$27,739
Short-Term Investment
Investment Company	304		—	—	304
Total Assets	28,043		—	—	28,043

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

First Quarter Report — March 31, 2024 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Vitality
Assets:
Common Stocks	$2,140	(1)	$—	$—	$2,140
Short-Term Investments
Investment Company	180		—	—	180
Repurchase Agreements	—		11	—	11
Total Short-Term Investments	180		11	—	191
Total Assets	2,320		11	—	2,331

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.